UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22496

American Funds Global Balanced Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Hong T. Le

American Funds Global Balanced Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds® Global Balanced Fund Semi-annual report for the six months ended April 30, 2023

A balanced fund
with global scope

American Funds Global Balanced Fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended March 31, 2023 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	–5.47%	3.66%	5.15%
Class A shares (reflecting 5.75% maximum sales charge)	–11.11	2.20	4.29

For other share class results, refer to capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios were 0.59% for Class F-2 shares and 0.83% for Class A shares as of the prospectus dated January 1, 2023. The expense ratios are restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com for more information.

The fund’s 30-day yield for Class F-2 and Class A shares as of April 30, 2023, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 2.86% and 2.50%, respectively. The fund’s 12-month distribution rate as of that date was 1.57% for Class F-2 shares and 1.28% for Class A shares. Both Class A share values reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investing outside the U.S. may be subject to additional risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors

Results for American Funds Global Balanced Fund for the periods ended April 30, 2023, are shown in the table below, as well as results of the fund’s benchmarks.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/GBLFX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

22	Financial statements

26	Notes to financial statements

41	Financial highlights

Results at a glance

For periods ended April 30, 2023, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

American Funds Global Balanced Fund (Class F-2 shares)	11.59%	2.61%	3.90%	5.01%	5.59%
American Funds Global Balanced Fund (Class A shares)	11.50	2.40	3.67	4.78	5.36
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index[2,3,4]	11.21	0.49	4.06	4.87	4.98
MSCI All Country World Index (ACWI)[2]	12.68	2.06	7.03	7.91	7.58
Bloomberg Global Aggregate Index[3]	8.92	–2.31	–0.93	–0.03	0.68

Past results are not predictive of results in future periods.

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

[1]	Lifetime results are from February 1, 2011, the inception date of Class A shares.
[2]	Source: MSCI. The index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends net of withholding taxes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.
[3]	Source: Bloomberg Index Services Ltd. The index represents the global investment-grade fixed income markets. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.
[4]	The 60%/40% MSCI ACWI/Bloomberg Global Aggregate Index blends the MSCI ACWI with the Bloomberg Global Aggregate Index by weighting their total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly.

American Funds Global Balanced Fund	1

Investment portfolio April 30, 2023	unaudited

Investment mix by security type	Percent of net assets

Country diversification by domicile	Percent of net assets

	Equity securities	Bonds, notes & other debt instruments	Short-term securities & other assets less liabilities	Total
United States	28.44%	15.61%	5.29%	49.34%
Eurozone*	10.77	4.24	—	15.01
United Kingdom	4.49	1.39	—	5.88
Japan	2.10	2.37	.44	4.91
Canada	3.07	.88	—	3.95
India	3.66	.08	—	3.74
China	.71	1.93	—	2.64
Australia	1.33	1.14	—	2.47
Switzerland	2.04	.08	—	2.12
Brazil	1.39	.65	—	2.04
Other countries	4.23	3.67	—	7.90
Total				100.00%

*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Bulgaria, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Poland, Portugal, Romania and Spain.

Common stocks 60.10%	Shares	Value (000)
Health care 9.72%
Abbott Laboratories	3,648,762	$403,079
Sanofi	2,630,137	289,894
Siemens Healthineers AG	3,299,000	205,181
AstraZeneca PLC	1,102,400	162,216
GE HealthCare Technologies, Inc.	1,822,594	148,250
Takeda Pharmaceutical Company, Ltd.	4,404,300	146,432
UnitedHealth Group, Inc.	288,700	142,066
Medtronic PLC	1,165,164	105,972
Gilead Sciences, Inc.	1,271,381	104,520
Merck KGaA	520,334	93,250
Eurofins Scientific SE, non-registered shares[1]	1,250,000	87,411
Stryker Corp.	257,070	77,031
AbbVie, Inc.	413,038	62,418
Novartis AG	592,410	60,634
Amgen, Inc.	216,424	51,885

2	American Funds Global Balanced Fund

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Bayer AG	738,346	$48,626
BioMarin Pharmaceutical, Inc.[2]	426,517	40,963
Humana, Inc.	75,374	39,985
Thermo Fisher Scientific, Inc.	69,676	38,663
Danaher Corp.	141,568	33,539
Eli Lilly and Company	77,800	30,798
Novo Nordisk AS, Class B	133,700	22,304
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A2	339,749	15,354
PerkinElmer, Inc.	112,443	14,673
		2,425,144

Financials 8.72%
B3 SA - Brasil, Bolsa, Balcao	123,265,198	288,652
HDFC Bank, Ltd. (ADR)	1,650,000	115,170
HDFC Bank, Ltd.	5,330,573	110,301
AIA Group, Ltd.	18,301,800	199,694
ING Groep NV	15,792,136	196,107
Zurich Insurance Group AG	398,904	192,943
Kotak Mahindra Bank, Ltd.	4,963,621	118,115
BlackRock, Inc.	149,822	100,560
United Overseas Bank, Ltd.	4,350,000	92,440
Citigroup, Inc.	1,945,000	91,551
DBS Group Holdings, Ltd.	3,500,000	86,806
National Bank of Canada	762,825	56,883
BNP Paribas SA	819,600	53,063
KBC Groep NV	722,000	51,554
JPMorgan Chase & Co.	344,000	47,554
DNB Bank ASA[1]	2,659,200	46,770
Münchener Rückversicherungs-Gesellschaft AG	121,473	45,611
Bank Central Asia Tbk PT	71,770,000	44,360
CME Group, Inc., Class A	237,080	44,042
Banco Santander, SA	11,233,000	39,597
Aegon NV	7,948,000	36,223
Ping An Insurance (Group) Company of China, Ltd., Class H	4,188,360	30,523
Ping An Insurance (Group) Company of China, Ltd., Class A	691,969	5,194
Great-West Lifeco, Inc.	1,130,094	32,130
FinecoBank SpA	1,706,184	25,836
Fairfax Financial Holdings, Ltd., subordinate voting shares	33,043	23,091
Lufax Holding, Ltd. (ADR)	939,800	1,598
		2,176,368

Industrials 8.27%
Raytheon Technologies Corp.	4,550,000	454,545
General Electric Co.	2,525,097	249,909
BAE Systems PLC	16,784,149	213,991
Thales SA	1,272,503	194,136
Siemens AG	850,000	139,452
Carrier Global Corp.	3,117,000	130,353
General Dynamics Corp.	538,400	117,554
L3Harris Technologies, Inc.	576,405	112,486
Honeywell International, Inc.	417,755	83,484
CSX Corp.	2,442,000	74,823
LIXIL Corp.	3,500,000	55,156
Deutsche Post AG	1,120,000	53,754
Safran SA	310,853	48,367
Melrose Industries PLC	7,979,036	41,057
Singapore Technologies Engineering, Ltd.	9,065,500	24,662
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	1,031,805	18,358
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	5,100	905
Trelleborg AB, Class B	700,000	17,628
Airbus SE, non-registered shares	118,700	16,663
NIBE Industrier AB, Class B	1,398,700	15,676
		2,062,959

American Funds Global Balanced Fund	3

Common stocks (continued)	Shares	Value (000)
Information technology 7.87%
Broadcom, Inc.	1,040,820	$652,074
Microsoft Corp.	2,073,003	636,951
Micron Technology, Inc.	2,839,800	182,769
GlobalWafers Co., Ltd.	7,090,000	111,773
Taiwan Semiconductor Manufacturing Company, Ltd.	6,246,200	102,434
Cognizant Technology Solutions Corp., Class A	1,300,000	77,623
ServiceNow, Inc.[2]	140,000	64,319
Intel Corp.	1,912,278	59,395
Accenture PLC, Class A	190,700	53,451
Infineon Technologies AG	496,403	18,024
Texas Instruments, Inc.	23,538	3,936
Applied Materials, Inc.	6,200	701
		1,963,450

Consumer staples 5.56%
ITC, Ltd.	53,249,729	277,281
Philip Morris International, Inc.	2,291,243	229,055
Nestlé SA	1,283,281	164,531
British American Tobacco PLC	4,260,700	157,404
Imperial Brands PLC	6,131,200	151,644
Seven & i Holdings Co., Ltd.	3,284,800	148,769
Pernod Ricard SA	356,500	82,352
Heineken NV	476,000	54,636
Altria Group, Inc.	921,500	43,780
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	6,543,509	27,976
Treasury Wine Estates, Ltd.	1,775,000	16,357
Kweichow Moutai Co., Ltd., Class A	63,985	16,327
Essity Aktiebolag, Class B	537,000	16,270
		1,386,382

Materials 4.50%
Linde PLC	536,278	198,128
Freeport-McMoRan, Inc.	5,000,000	189,550
Evonik Industries AG	7,164,000	156,044
Shin-Etsu Chemical Co., Ltd.	4,705,500	134,679
BHP Group, Ltd. (CDI)	3,949,810	116,212
Fortescue Metals Group, Ltd.	8,055,400	111,360
Rio Tinto PLC	1,297,433	82,385
Vale SA (ADR), ordinary nominative shares	4,102,535	59,117
UPM-Kymmene OYJ	946,000	30,165
Air Liquide SA, non-registered shares	155,198	27,930
International Flavors & Fragrances, Inc.	169,800	16,464
		1,122,034

Energy 4.40%
Canadian Natural Resources, Ltd. (CAD denominated)	8,547,958	520,884
Neste OYJ	2,715,023	131,208
Shell PLC (GBP denominated)	3,463,400	106,551
Woodside Energy Group, Ltd.	3,149,191	71,430
Woodside Energy Group, Ltd. (CDI)	713,735	16,187
Chevron Corp.	515,900	86,970
BP PLC	11,837,132	79,609
TC Energy Corp. (CAD denominated)	780,609	32,443
Baker Hughes Co., Class A	1,109,000	32,427
Adaro Energy Indonesia Tbk PT	88,986,200	19,037
		1,096,746

Utilities 3.72%
Power Grid Corporation of India, Ltd.	70,000,000	203,657
DTE Energy Company	1,805,393	202,944
E.ON SE	10,009,000	132,469
Duke Energy Corp.	1,070,600	105,861
SembCorp Industries, Ltd.	19,062,500	61,286
National Grid PLC	4,103,765	58,865
ENN Energy Holdings, Ltd.	4,116,000	56,361
Dominion Energy, Inc.	916,900	52,392

4	American Funds Global Balanced Fund

Common stocks (continued)	Shares	Value (000)
Utilities (continued)
Iberdrola, SA, non-registered shares	1,703,476	$22,100
NextEra Energy, Inc.	240,564	18,435
Public Service Enterprise Group, Inc.	229,000	14,473
		928,843

Consumer discretionary 3.01%
LVMH Moët Hennessy-Louis Vuitton SE	165,069	158,621
Ferrari NV	253,100	70,524
Ferrari NV (EUR denominated)	86,129	23,997
Cie. Financière Richemont SA, Class A	545,374	90,119
Tesla, Inc.[2]	464,348	76,297
InterContinental Hotels Group PLC	787,200	54,093
Astra International Tbk PT	90,160,140	41,581
Royal Caribbean Cruises, Ltd.[2]	528,200	34,560
Starbucks Corp.	295,400	33,761
Amazon.com, Inc.[2]	309,234	32,609
Restaurant Brands International, Inc.	444,999	31,208
General Motors Company	746,000	24,648
Zhongsheng Group Holdings, Ltd.	5,626,500	24,029
adidas AG	123,480	21,712
Airbnb, Inc., Class A2	164,950	19,740
Dowlais Group PLC[2]	7,979,036	13,297
		750,796

Communication services 2.99%
Alphabet, Inc., Class A2	1,071,704	115,037
Alphabet, Inc., Class C2	521,420	56,428
Netflix, Inc.[2]	510,070	168,287
Singapore Telecommunications, Ltd.	50,000,000	95,874
Comcast Corp., Class A	1,942,000	80,341
BCE, Inc.	1,428,000	68,636
Omnicom Group, Inc.	676,000	61,225
Meta Platforms, Inc., Class A2	254,751	61,222
SoftBank Corp.	3,497,851	39,397
Yandex NV, Class A2,3	234,900	—	[4]
		746,447

Real estate 1.34%
Equinix, Inc. REIT	130,319	94,361
Embassy Office Parks REIT	22,000,000	88,673
CTP NV1	6,561,333	86,232
Sun Hung Kai Properties, Ltd.	2,994,000	41,707
Crown Castle, Inc. REIT	188,000	23,141
		334,114

Total common stocks (cost: $11,343,022,000)		14,993,284

Preferred securities 0.33%
Consumer discretionary 0.18%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	355,106	44,401

Financials 0.15%
Fannie Mae, Series S, 8.25% noncumulative preferred shares[1,2]	13,366,000	21,118
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[2]	11,506,000	17,259
		38,377

Total preferred securities (cost: $117,547,000)		82,778

Convertible stocks 0.33%
Utilities 0.33%
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025	1,733,600	82,068

Total convertible stocks (cost: $83,836,000)		82,068

American Funds Global Balanced Fund	5

Investment funds 1.48%	Shares		Value (000)
Capital Group Central Corporate Bond Fund[5]		43,829,731	$369,923

Total investment funds (cost: $348,955,000)			369,923

Bonds, notes & other debt instruments 32.03%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 14.05%
Abu Dhabi (Emirate of) 0.75% 9/2/2023[6]	USD	10,835	10,665
Agricultural Development Bank of China 3.75% 1/25/2029	CNY	1,030	155
Asian Development Bank 1.125% 6/10/2025	GBP	9,045	10,616
Australia (Commonwealth of), Series 139, 3.25% 4/21/2025	AUD	37,975	25,232
Australia (Commonwealth of), Series 152, 2.75% 11/21/2028		26,025	16,911
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031		65,980	38,143
Australia (Commonwealth of), Series 163, 1.00% 11/21/2031		43,200	23,703
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033		231,560	148,351
Austria (Republic of) 0% 2/20/2031	EUR	37,380	33,025
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033		17,030	18,760
Brazil (Federative Republic of) 0% 7/1/2023	BRL	103,349	20,252
Brazil (Federative Republic of) 0% 1/1/2024		555,822	102,482
Brazil (Federative Republic of) 10.00% 1/1/2025		84,799	16,467
Brazil (Federative Republic of) 6.00% 8/15/2040[7]		12,315	2,476
Brazil (Federative Republic of) 6.00% 8/15/2050[7]		73,806	14,823
Brazilian Government International Bond 6.00% 8/15/2060[7]		12,273	2,478
Bulgaria (Republic of) 4.50% 1/27/2033	EUR	7,920	8,567
Canada 0.75% 10/1/2024	CAD	106,870	75,481
Canada 2.25% 6/1/2025		39,295	28,244
Canada 0.25% 3/1/2026		15,710	10,626
Canada 3.50% 3/1/2028		61,295	46,305
Canada 2.00% 6/1/2032		1,800	1,241
Canada 2.75% 12/1/2048		9,900	7,029
Chile (Republic of) 4.70% 9/1/2030	CLP	9,705,000	11,430
China (People’s Republic of), Series INBK, 2.64% 1/15/2028	CNY	933,230	134,768
China (People’s Republic of), Series 1906, 3.29% 5/23/2029		26,590	3,988
China (People’s Republic of), Series INBK, 2.88% 2/25/2033		539,790	78,449
China (People’s Republic of), Series INBK, 3.39% 3/16/2050		3,050	455
China (People’s Republic of), Series INBK, 3.81% 9/14/2050		366,100	58,920
China (People’s Republic of), Series INBK, 3.12% 10/25/2052		182,040	26,137
China Development Bank Corp., Series 2008, 2.89% 6/22/2025		213,410	30,997
China Development Bank Corp., Series 1904, 3.68% 2/26/2026		53,480	7,931
China Development Bank Corp., Series 1909, 3.50% 8/13/2026		28,330	4,193
China Development Bank Corp., Series 2004, 3.43% 1/14/2027		194,070	28,673
China Development Bank Corp., Series 2009, 3.39% 7/10/2027		181,600	26,795
China Development Bank Corp., Series 1805, 4.88% 2/9/2028		128,750	20,274
China Development Bank Corp., Series 2109, 3.09% 8/9/2028		136,660	19,968
China Development Bank Corp., Series 2005, 3.07% 3/10/2030		2,860	416
Colombia (Republic of), Series B, 5.75% 11/3/2027	COP	139,633,700	24,018
Colombia (Republic of), Series B, 7.00% 3/26/2031		261,056,200	42,611
Colombia (Republic of), Series B, 7.25% 10/18/2034		3,151,000	478
Colombia (Republic of), Series B, 7.25% 10/26/2050		57,462,000	7,575
Costa Rica (Republic of) 6.125% 2/19/2031[6]	USD	3,080	3,107
European Financial Stability Facility 0.40% 2/17/2025	EUR	13,200	13,860
European Financial Stability Facility 0% 10/15/2025		1,200	1,229
European Investment Bank 0.375% 9/15/2027		8,975	8,881
European Investment Bank 0.25% 1/20/2032		39,615	34,644
European Union 0% 7/6/2026		12,100	12,179
European Union 0.25% 10/22/2026		5,265	5,295
European Union 0% 6/2/2028		10,920	10,403
European Union 1.625% 12/4/2029		2,080	2,114
French Republic O.A.T. 0.75% 2/25/2028		40,010	40,341
French Republic O.A.T. 0% 11/25/2030		130,490	117,497
French Republic O.A.T. 2.00% 11/25/2032		37,915	38,918
French Republic O.A.T. 3.25% 5/25/2045		6,700	7,379
French Republic O.A.T. 0.75% 5/25/2052		380	225
French Republic O.A.T. 3.00% 5/25/2054		310	320
Germany (Federal Republic of) 2.50% 3/13/2025		54,055	59,319
Germany (Federal Republic of) 0% 4/11/2025		72,390	75,769
Germany (Federal Republic of) 0% 10/9/2026		1,460	1,482

6	American Funds Global Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Germany (Federal Republic of) 0% 4/16/2027	EUR	80,675	$81,056
Germany (Federal Republic of) 0% 8/15/2030		35,175	32,980
Germany (Federal Republic of) 0% 8/15/2031		64,485	59,135
Germany (Federal Republic of) 1.70% 8/15/2032		481	505
Germany (Federal Republic of) 1.00% 5/15/2038		43,950	39,547
Germany (Federal Republic of) 0% 8/15/2050		14,895	8,763
Germany (Federal Republic of) 0% 8/15/2052		19,410	10,861
Greece (Hellenic Republic of) 3.375% 2/15/2025		3,157	3,499
Greece (Hellenic Republic of) 0% 2/12/2026		1,750	1,759
Greece (Hellenic Republic of) 3.875% 6/15/2028		41,670	46,228
Greece (Hellenic Republic of) 1.75% 6/18/2032		38,300	34,914
Greece (Hellenic Republic of) 4.25% 6/15/2033		29,600	32,866
India (Republic of) 5.22% 6/15/2025	INR	823,530	9,736
India (Republic of) 5.15% 11/9/2025		799,470	9,361
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	IDR	155,709,000	10,556
Indonesia (Republic of), Series 95, 6.375% 8/15/2028		236,416,000	16,191
Indonesia (Republic of), Series 71, 9.00% 3/15/2029		95,688,000	7,338
Indonesia (Republic of), Series 78, 8.25% 5/15/2029		179,793,000	13,375
Indonesia (Republic of), Series 82, 7.00% 9/15/2030		95,689,000	6,704
Indonesia (Republic of), Series 91, 6.375% 4/15/2032		14,004,000	945
Indonesia (Republic of), Series 68, 8.375% 3/15/2034		62,682,000	4,818
Ireland (Republic of) 3.00% 10/18/2043	EUR	9,180	9,877
Israel (State of) 2.50% 1/15/2030	USD	11,080	9,905
Israel (State of) 4.50% 1/17/2033		370	371
Israel (State of) 3.375% 1/15/2050		2,970	2,282
Israel (State of) 3.875% 7/3/2050		550	461
Italy (Republic of) 0.95% 9/15/2027	EUR	626	619
Italy (Republic of) 1.35% 4/1/2030		15,565	14,580
Japan, Series 21, 0.10% 3/10/2026[7]	JPY	1,377,818	10,512
Japan, Series 346, 0.10% 3/20/2027		12,172,200	89,628
Japan, Series 23, 0.10% 3/10/2028[7]		5,520,026	42,237
Japan, Series 359, 0.10% 6/20/2030		332,600	2,420
Japan, Series 363, 0.10% 6/20/2031		4,556,600	32,888
Japan, Series 145, 1.70% 6/20/2033		6,000,000	49,490
Japan, Series 152, 1.20% 3/20/2035		21,629,000	170,023
Japan, Series 21, 2.30% 12/20/2035		1,360,000	11,991
Japan, Series 179, 0.50% 12/20/2041		6,707,750	45,170
Japan, Series 36, 2.00% 3/20/2042		200,000	1,721
Japan, Series 42, 1.70% 3/20/2044		928,200	7,612
Japan, Series 37, 0.60% 6/20/2050		5,484,650	34,023
Japan, Series 70, 0.70% 3/20/2051		2,291,250	14,517
Japan, Series 74, 1.00% 3/20/2052		5,404,300	36,870
Japan, Series 76, 1.40% 9/20/2052		5,100,050	38,452
KfW 1.125% 7/4/2025	GBP	8,400	9,838
Malaysia (Federation of), Series 0413, 3.844% 4/15/2033	MYR	26,848	6,000
Malaysia (Federation of), Series 0318, 4.642% 11/7/2033		51,530	12,342
Morocco (Kingdom of) 1.50% 11/27/2031	EUR	12,240	10,079
Morocco (Kingdom of) 1.50% 11/27/2031		1,290	1,062
Panama (Republic of) 3.75% 4/17/2026	USD	1,000	955
Panama (Republic of) 4.50% 4/1/2056		650	495
PETRONAS Capital, Ltd. 4.55% 4/21/2050[6]		1,070	1,003
Philippines (Republic of) 0.001% 4/12/2024	JPY	2,600,000	18,959
Philippines (Republic of) 0.25% 4/28/2025	EUR	3,750	3,841
Philippines (Republic of) 0.70% 2/3/2029		4,970	4,534
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN	16,670	3,351
Portuguese Republic 0.475% 10/18/2030	EUR	14,440	13,307
Portuguese Republic 3.50% 6/18/2038		14,320	15,815
PT Indonesia Asahan Aluminium Tbk 5.45% 5/15/2030[6]	USD	1,580	1,578
Romania 2.125% 3/7/2028	EUR	570	541
Romania 3.624% 5/26/2030		10,348	9,791
Romania 3.624% 5/26/2030		3,235	3,061
Romania 1.75% 7/13/2030		18,620	15,367
Romania 2.00% 1/28/2032		3,500	2,770
Romania 2.00% 4/14/2033		11,910	9,137
Romania 3.75% 2/7/2034		600	527
Romania 3.375% 2/8/2038		2,695	2,091
Russian Federation 7.00% 8/16/2023[3,8]	RUB	822,035	617

American Funds Global Balanced Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Russian Federation 7.15% 11/12/2025[3,8]	RUB	95,900	$72
Russian Federation 2.875% 12/4/2025[3,8]	EUR	6,100	403
Russian Federation 2.875% 12/4/2025[3,8]		2,200	145
Russian Federation 4.25% 6/23/2027[3,8]	USD	4,200	252
Russian Federation 4.375% 3/21/2029[3,8]		34,800	2,088
Russian Federation 4.375% 3/21/2029[3,6,8]		5,000	300
Russian Federation 6.90% 5/23/2029[3,8]	RUB	1,241,325	931
Russian Federation 7.65% 4/10/2030[3,8]		5,682,760	4,263
Russian Federation 5.90% 3/12/2031[3,8]		366,860	275
Russian Federation 6.90% 7/23/2031[3,8]		2,981,770	2,237
Russian Federation 8.50% 9/17/2031[3,8]		151,920	114
Russian Federation 7.70% 3/23/2033[3,8]		854,120	641
Russian Federation 7.25% 5/10/2034[3,8]		697,860	524
Russian Federation 5.10% 3/28/2035[3,6,8]	USD	3,200	192
Saskatchewan (Province of) 3.05% 12/2/2028	CAD	8,000	5,793
Serbia (Republic of) 3.125% 5/15/2027	EUR	2,010	1,994
Serbia (Republic of) 6.25% 5/26/2028[6]	USD	3,915	4,003
Serbia (Republic of) 1.00% 9/23/2028	EUR	355	301
Serbia (Republic of) 1.50% 6/26/2029		8,959	7,570
Serbia (Republic of) 2.05% 9/23/2036		16,380	11,001
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR	173,400	8,494
South Korea (Republic of), Series 2503, 1.50% 3/10/2025	KRW	3,342,160	2,413
South Korea (Republic of), Series 2712, 2.375% 12/10/2027		26,409,910	18,951
Spain (Kingdom of) 0% 1/31/2027	EUR	20,670	20,413
Spain (Kingdom of) 0.80% 7/30/2027		23,070	23,257
Spain (Kingdom of) 1.45% 4/30/2029		5,780	5,827
Spain (Kingdom of) 1.25% 10/31/2030		2,260	2,180
Spain (Kingdom of) 0.50% 10/31/2031		14,540	12,838
Spain (Kingdom of) 3.15% 4/30/2033		16,027	17,339
Spain (Kingdom of) 2.70% 10/31/2048		2,690	2,423
Sri Lanka (Democratic Socialist Republic of) 5.75% 4/18/2023[8]	USD	6,416	2,176
Sri Lanka (Democratic Socialist Republic of) 5.75% 4/18/2023[6,8]		214	73
Tunisia (Republic of) 6.75% 10/31/2023	EUR	9,707	9,160
Tunisia (Republic of) 6.75% 10/31/2023		3,344	3,156
Tunisia (Republic of) 6.375% 7/15/2026		12,100	6,516
Ukraine 7.75% 9/1/2024[8]	USD	200	44
Ukraine 15.84% 2/26/2025	UAH	13,500	233
Ukraine 6.75% 6/20/2028	EUR	2,121	381
Ukraine 6.876% 5/21/2031[8]	USD	12,813	2,136
Ukraine 4.375% 1/27/2032[8]	EUR	8,640	1,595
United Kingdom 2.75% 9/7/2024	GBP	5,310	6,548
United Kingdom 1.25% 7/22/2027		9,740	11,094
United Kingdom 4.25% 12/7/2027		18,480	23,766
United Kingdom 0.375% 10/22/2030		36,465	36,207
United Kingdom 0.25% 7/31/2031		48,265	46,079
United Kingdom 1.00% 1/31/2032		92,350	93,034
United Kingdom 4.25% 6/7/2032		20,035	26,391
United Kingdom 3.25% 1/22/2044		3,650	4,039
United Kingdom 3.50% 1/22/2045		2,850	3,265
United Kingdom 1.25% 7/31/2051		28,415	18,994
United Mexican States 2.659% 5/24/2031	USD	308	261
United Mexican States 6.338% 5/4/2053		2,170	2,241
United Mexican States, Series M20, 10.00% 12/5/2024	MXN	397,100	21,840
United Mexican States, Series M, 5.75% 3/5/2026		971,600	48,992
United Mexican States, Series M, 7.50% 6/3/2027		631,237	33,233
United Mexican States, Series M, 7.75% 5/29/2031		310,758	16,232
United Mexican States, Series M, 7.50% 5/26/2033		226,500	11,497
United Mexican States, Series M, 7.75% 11/23/2034		400,000	20,456
United Mexican States, Series M, 8.00% 11/7/2047		71,410	3,534
United Mexican States, Series M, 8.00% 7/31/2053		1,373,490	67,562
			3,504,886

8	American Funds Global Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes 8.06%
U.S. Treasury 7.57%
U.S. Treasury 2.50% 4/30/2024	USD	59,500	$58,155
U.S. Treasury 3.25% 8/31/2024		42,800	42,108
U.S. Treasury 1.50% 10/31/2024		77,600	74,387
U.S. Treasury 3.875% 3/31/2025		9,624	9,585
U.S. Treasury 3.00% 7/15/2025		64,451	63,121
U.S. Treasury 0.25% 8/31/2025		19,343	17,777
U.S. Treasury 3.50% 9/15/2025[9]		372,710	369,318
U.S. Treasury 4.00% 2/15/2026		6,966	7,006
U.S. Treasury 0.75% 3/31/2026		104,551	96,108
U.S. Treasury 2.125% 5/31/2026		7,420	7,077
U.S. Treasury 0.875% 6/30/2026		70,876	64,982
U.S. Treasury 0.625% 7/31/2026		38,600	35,005
U.S. Treasury 0.75% 8/31/2026		2,092	1,901
U.S. Treasury 0.875% 9/30/2026		172,146	156,873
U.S. Treasury 1.125% 10/31/2026[9]		131,212	120,328
U.S. Treasury 2.25% 2/15/2027		18,600	17,709
U.S. Treasury 2.50% 3/31/2027		69,000	66,204
U.S. Treasury 2.75% 4/30/2027		30,000	29,041
U.S. Treasury 3.125% 8/31/2027		30,837	30,296
U.S. Treasury 4.125% 9/30/2027		93,895	96,000
U.S. Treasury 3.50% 1/31/2028		776	775
U.S. Treasury 2.75% 2/15/2028		26,500	25,589
U.S. Treasury 4.00% 2/29/2028		2,481	2,535
U.S. Treasury 3.625% 3/31/2028		22,584	22,698
U.S. Treasury 0.625% 8/15/2030		22,050	18,095
U.S. Treasury 1.25% 8/15/2031		9,980	8,440
U.S. Treasury 1.375% 11/15/2031		58,120	49,417
U.S. Treasury 1.875% 2/15/2032		24,265	21,448
U.S. Treasury 2.875% 5/15/2032		35,790	34,249
U.S. Treasury 2.75% 8/15/2032[9]		63,476	60,072
U.S. Treasury 4.125% 11/15/2032		29,659	31,307
U.S. Treasury 3.50% 2/15/2033		22,167	22,299
U.S. Treasury 1.875% 2/15/2041[9]		29,135	21,907
U.S. Treasury 2.25% 5/15/2041		31,225	24,901
U.S. Treasury 3.375% 8/15/2042		60,000	56,532
U.S. Treasury 3.875% 2/15/2043		6,409	6,478
U.S. Treasury 3.00% 8/15/2052[9]		108,415	95,259
U.S. Treasury 4.00% 11/15/2052		13,332	14,157
U.S. Treasury 3.625% 2/15/2053		8,693	8,619
			1,887,758

U.S. Treasury inflation-protected securities 0.49%
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[7]		52,290	51,011
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[7]		35,057	34,105
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[7]		23,186	22,360
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[7]		3,574	3,632
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[7]		17,722	12,093
			123,201

Total U.S. Treasury bonds & notes			2,010,959

Corporate bonds, notes & loans 5.57%
Financials 2.00%
ACE INA Holdings, Inc. 3.35% 5/3/2026		645	632
ACE INA Holdings, Inc. 4.35% 11/3/2045		665	616
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Annual Swap + 1.10% on 9/9/2028)[10]	EUR	11,880	10,353
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[6,10]	USD	10,985	11,343
Allianz SE 4.75% perpetual bonds (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[10]	EUR	3,900	4,279
American Express Co. 3.375% 5/3/2024	USD	1,508	1,480
Aon Corp. 2.85% 5/28/2027		1,300	1,211
Banco de Sabadell, SA 2.625% 3/24/2026 (5-year EUR Mid-Swap + 2.20% on 3/24/2025)[10]	EUR	5,300	5,520
Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[10]		14,400	15,297
Banco Santander, SA 5.147% 8/18/2025	USD	8,000	7,948
Bangkok Bank PCL 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[10]		3,710	3,187
Bank of America Corp. 1.843% 2/4/2025 (USD-SOFR + 0.67% on 2/4/2024)[10]		1,700	1,650
Bank of America Corp. 0.976% 4/22/2025 (USD-SOFR + 0.69% on 4/22/2024)[10]		12,375	11,788

American Funds Global Balanced Fund	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)[10]	USD	9,500	$8,694
Bank of America Corp. 1.734% 7/22/2027 (USD-SOFR + 0.96% on 7/22/2026)[10]		10,330	9,262
Bank of America Corp. 3.419% 12/20/2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[10]		3,402	3,161
Bank of America Corp. 2.496% 2/13/2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[10]		5,200	4,393
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[10]		1,690	1,365
Bank of America Corp. 4.083% 3/20/2051 (3-month USD-LIBOR + 3.15% on 3/20/2050)[10]		5,600	4,707
Barclays Bank PLC 5.304% 8/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/9/2025)[10]		8,725	8,654
Barclays Bank PLC 5.501% 8/9/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 8/5/2027)[10]		11,970	11,947
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[6,10]		6,700	6,788
Citigroup, Inc. 0.981% 5/1/2025 (USD-SOFR + 0.669% on 5/1/2024)[10]		6,401	6,097
Citigroup, Inc. 3.106% 4/8/2026 (USD-SOFR + 2.842% on 3/8/2026)[10]		14,050	13,524
Citigroup, Inc. 1.462% 6/9/2027 (USD-SOFR + 0.67% on 6/9/2026)[10]		18,700	16,796
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[10]		2,535	2,227
Commonwealth Bank of Australia 2.688% 3/11/2031[6]		14,075	11,214
Corebridge Financial, Inc. 3.90% 4/5/2032[6]		5,620	4,948
Credit Suisse Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[6,10]		650	606
Danske Bank AS 3.875% 9/12/2023[6]		5,300	5,257
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[10]		225	200
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[10]		10,270	8,895
Deutsche Bank AG 1.75% 2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029)[10]	EUR	14,600	12,802
Deutsche Bank AG 4.00% 6/24/2032 (3-month EUR-EURIBOR + 3.30% on 6/24/2027)[10]		6,300	6,025
Goldman Sachs Group, Inc. 3.50% 4/1/2025	USD	5,126	4,983
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[10]		1,400	1,241
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[10]		460	421
Goldman Sachs Group, Inc. 2.60% 2/7/2030		640	553
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[10]		8,046	6,719
Goldman Sachs Group, Inc. 1.00% 3/18/2033[11]	EUR	12,940	10,454
Groupe BPCE SA 5.70% 10/22/2023[6]	USD	7,625	7,569
Groupe BPCE SA 1.625% 1/14/2025[6]		1,490	1,397
Groupe BPCE SA 4.50% 1/13/2033	EUR	8,400	9,310
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[10]	USD	9,368	9,095
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[10]		680	577
HSBC Holdings PLC 4.95% 3/31/2030		1,200	1,185
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[10]		624	511
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[10]	EUR	6,400	7,455
Intercontinental Exchange, Inc. 4.00% 9/15/2027	USD	14,230	14,087
Intesa Sanpaolo SpA 5.017% 6/26/2024[6]		10,165	9,879
JPMorgan Chase & Co. 2.70% 5/18/2023		4,225	4,220
JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[10]		12,058	10,932
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[10]		2,448	2,403
JPMorgan Chase & Co. 4.452% 12/5/2029 (3-month USD-LIBOR + 1.33% on 12/5/2028)[10]		900	877
JPMorgan Chase & Co. 4.493% 3/24/2031 (USD-SOFR + 3.79% on 3/24/2030)[10]		11,445	11,160
Kasikornbank PCL HK 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[10]		1,230	1,105
Lloyds Banking Group PLC 7.625% 4/22/2025	GBP	1,225	1,584
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[10]	USD	800	715
Mastercard, Inc. 2.00% 11/18/2031		8,291	7,050
Morgan Stanley 0.985% 12/10/2026 (USD-SOFR + 0.72% on 12/10/2025)[10]		9,110	8,152
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[10]		8,173	7,356
Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030)[10]		2,586	2,233
Morgan Stanley 1.928% 4/28/2032 (USD-SOFR + 1.02% on 4/28/2031)[10]		925	736
Morgan Stanley 2.95% 5/7/2032 (3-month EUR-EURIBOR + 1.245% on 5/7/2031)[10]	EUR	25,585	25,601
National Australia Bank, Ltd. 2.99% 5/21/2031[6]	USD	420	341
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/29)[10]	EUR	8,730	7,795
New York Life Global Funding 1.20% 8/7/2030[6]	USD	6,520	5,171
New York Life Insurance Company 3.75% 5/15/2050[6]		1,261	1,011
PayPal Holdings, Inc. 2.30% 6/1/2030		1,701	1,465
Royal Bank of Canada 1.20% 4/27/2026		10,600	9,652
Santander Holdings USA, Inc. 3.244% 10/5/2026		7,400	6,826

10	American Funds Global Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[6,10]	USD	2,600	$2,490
U.S. Bancorp 2.215% 1/27/2028 (USD-SOFR + 0.73% on 1/27/2027)[10]		1,060	953
UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[6,10]		19,810	19,426
Wells Fargo & Company 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[10]		1,081	1,055
Wells Fargo & Company 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[10]		19,528	18,468
Wells Fargo & Company 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[10]		14,700	13,261
Wells Fargo & Company 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[10]		700	628
Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[10]		18,960	17,790
			498,758

Communication services 0.61%
AT&T, Inc. 2.30% 6/1/2027		1,000	918
AT&T, Inc. 2.75% 6/1/2031		12,327	10,634
AT&T, Inc. 2.05% 5/19/2032	EUR	3,440	3,259
AT&T, Inc. 2.55% 12/1/2033	USD	9,200	7,410
AT&T, Inc. 3.50% 9/15/2053		652	468
Comcast Corp. 3.95% 10/15/2025		7,695	7,607
Comcast Corp. 0% 9/14/2026	EUR	4,905	4,832
Comcast Corp. 0.25% 5/20/2027		3,570	3,476
Comcast Corp. 0.25% 9/14/2029		5,185	4,706
Deutsche Telekom International Finance BV 9.25% 6/1/2032	USD	1,510	1,971
Discovery Communications, Inc. 3.625% 5/15/2030		1,467	1,307
France Télécom 5.375% 11/22/2050	GBP	2,000	2,568
Netflix, Inc. 3.875% 11/15/2029[11]	EUR	13,730	14,901
Tencent Holdings, Ltd. 2.39% 6/3/2030[6]	USD	13,730	11,626
Tencent Holdings, Ltd. 3.24% 6/3/2050[6]		6,050	4,038
T-Mobile US, Inc. 1.50% 2/15/2026		3,900	3,575
T-Mobile US, Inc. 2.05% 2/15/2028		2,500	2,220
T-Mobile US, Inc. 2.55% 2/15/2031		3,900	3,319
T-Mobile US, Inc. 3.00% 2/15/2041		500	372
T-Mobile US, Inc. 3.30% 2/15/2051		600	429
Verizon Communications, Inc. 0.375% 3/22/2029	EUR	9,780	8,925
Verizon Communications, Inc. 3.15% 3/22/2030	USD	2,050	1,856
Verizon Communications, Inc. 1.68% 10/30/2030		298	241
Verizon Communications, Inc. 2.55% 3/21/2031		28,040	23,886
Verizon Communications, Inc. 0.75% 3/22/2032	EUR	4,480	3,790
Walt Disney Company 2.65% 1/13/2031	USD	7,420	6,581
WarnerMedia Holdings, Inc. 4.279% 3/15/2032[6]		873	776
WarnerMedia Holdings, Inc. 5.05% 3/15/2042[6]		19,461	16,112
			151,803

Utilities 0.60%
Alabama Power Co. 3.00% 3/15/2052		20,000	13,788
American Electric Power Company, Inc. 1.00% 11/1/2025		100	91
Berkshire Hathaway Energy Company 3.50% 2/1/2025		4,200	4,108
Berkshire Hathaway Energy Company 1.65% 5/15/2031		6,375	5,167
Berkshire Hathaway Energy Company 2.85% 5/15/2051		1,142	791
CMS Energy Corp. 3.60% 11/15/2025		2,000	1,931
CMS Energy Corp. 3.00% 5/15/2026		1,020	973
Consumers Energy Co. 3.60% 8/15/2032		11,990	11,187
Dominion Energy, Inc. 2.25% 8/15/2031		250	208
Duke Energy Corp. 3.75% 4/15/2024		3,950	3,888
E.ON SE 1.625% 3/29/2031	EUR	14,570	14,003
Edison International 5.75% 6/15/2027	USD	833	856
Edison International 4.125% 3/15/2028		4,942	4,723
Enel Finance International SA 1.875% 7/12/2028[6]		9,491	8,085
Enersis Américas SA 4.00% 10/25/2026		1,215	1,186
ENN Energy Holdings, Ltd. 2.625% 9/17/2030[6]		8,481	7,196
Entergy Louisiana, LLC 4.75% 9/15/2052		500	476
Eversource Energy 1.40% 8/15/2026		425	383
Exelon Corp. 3.40% 4/15/2026		4,390	4,243
FirstEnergy Transmission, LLC 2.866% 9/15/2028[6]		225	204
Grupo Energia Bogota SA ESP 4.875% 5/15/2030[6]		3,590	3,234
Interstate Power and Light Co. 2.30% 6/1/2030		2,650	2,246

American Funds Global Balanced Fund	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
NextEra Energy Capital Holdings, Inc. 2.25% 6/1/2030	USD	447	$380
NextEra Energy Capital Holdings, Inc. 2.44% 1/15/2032		11,550	9,600
Niagara Mohawk Power Corp. 3.508% 10/1/2024[6]		2,380	2,303
Pacific Gas and Electric Co. 2.95% 3/1/2026		1,035	966
Pacific Gas and Electric Co. 3.30% 3/15/2027		1,775	1,634
Pacific Gas and Electric Co. 2.10% 8/1/2027		5,108	4,474
Pacific Gas and Electric Co. 4.65% 8/1/2028		1,049	996
Pacific Gas and Electric Co. 4.55% 7/1/2030		2,327	2,164
Pacific Gas and Electric Co. 2.50% 2/1/2031		20,358	16,507
Pacific Gas and Electric Co. 3.25% 6/1/2031		3,600	3,049
Pacific Gas and Electric Co. 3.30% 8/1/2040		11,495	8,061
Pacific Gas and Electric Co. 3.50% 8/1/2050		7,757	5,068
San Diego Gas & Electric Co. 2.95% 8/15/2051		400	283
Southern California Edison Co. 2.85% 8/1/2029		525	476
Xcel Energy, Inc. 3.35% 12/1/2026		4,502	4,324
			149,252

Consumer discretionary 0.59%
Amazon.com, Inc. 2.80% 8/22/2024		7,345	7,190
Amazon.com, Inc. 3.45% 4/13/2029		1,600	1,547
Amazon.com, Inc. 3.60% 4/13/2032		1,600	1,522
Amazon.com, Inc. 2.50% 6/3/2050		4,165	2,817
American Honda Finance Corp. 0.75% 11/25/2026	GBP	510	558
Bayerische Motoren Werke AG 3.90% 4/9/2025[6]	USD	2,780	2,747
Bayerische Motoren Werke AG 1.25% 8/12/2026[6]		325	295
Bayerische Motoren Werke AG 4.15% 4/9/2030[6]		2,780	2,749
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[6]		5,900	5,661
General Motors Financial Co. 1.05% 3/8/2024		225	216
General Motors Financial Co. 2.40% 4/10/2028		10,250	8,960
Hyundai Capital America 0.875% 6/14/2024[6]		6,740	6,419
Hyundai Capital America 1.50% 6/15/2026[6]		5,310	4,727
Hyundai Capital America 1.65% 9/17/2026[6]		275	244
Hyundai Capital America 2.375% 10/15/2027[6]		4,619	4,092
Hyundai Capital America 5.60% 3/30/2028[6]		9,470	9,567
Hyundai Capital America 2.00% 6/15/2028[6]		3,275	2,789
NIKE, Inc. 3.375% 3/27/2050		1,875	1,548
Royal Caribbean Cruises, Ltd. 11.50% 6/1/2025[6]		13,776	14,638
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[6]		11,135	9,829
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[6]		4,362	4,597
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[6]		3,626	3,872
Stellantis Finance US, Inc. 1.711% 1/29/2027[6]		3,350	2,998
Stellantis Finance US, Inc. 5.625% 1/12/2028[6]		17,330	17,831
Stellantis Finance US, Inc. 2.691% 9/15/2031[6]		525	428
Stellantis NV 0.75% 1/18/2029	EUR	625	581
Stellantis NV 1.25% 6/20/2033		8,751	7,228
Toyota Motor Credit Corp. 1.90% 1/13/2027	USD	703	646
Toyota Motor Credit Corp. 3.375% 4/1/2030		1,239	1,170
Volkswagen Financial Services NV 0.875% 2/20/2025	GBP	1,000	1,159
Volkswagen Group of America Finance, LLC 3.125% 5/12/2023[6]	USD	7,666	7,661
Volkswagen Group of America Finance, LLC 4.25% 11/13/2023[6]		6,300	6,258
Volkswagen Group of America Finance, LLC 4.625% 11/13/2025[6]		5,445	5,406
			147,950

Energy 0.40%
Baker Hughes Co. 4.486% 5/1/2030		1,258	1,239
Canadian Natural Resources, Ltd. 2.95% 7/15/2030		9,875	8,685
Cenovus Energy, Inc. 5.40% 6/15/2047		879	820
Continental Resources, Inc. 2.875% 4/1/2032[6]		11,773	9,261
Kinder Morgan, Inc. 4.30% 6/1/2025		10,300	10,178
Kinder Morgan, Inc. 3.60% 2/15/2051		10,050	7,076
MPLX, LP 2.65% 8/15/2030		3,002	2,566
ONEOK, Inc. 2.20% 9/15/2025		535	500
ONEOK, Inc. 3.10% 3/15/2030		3,835	3,397
Petróleos Mexicanos 7.19% 9/12/2024	MXN	158,687	8,197
Petróleos Mexicanos 6.875% 10/16/2025	USD	210	207
Plains All American Pipeline, LP 3.80% 9/15/2030		1,081	979
PTT Exploration and Production PCL 2.587% 6/10/2027[6]		740	685

12	American Funds Global Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Qatar Energy 1.375% 9/12/2026[6]	USD	680	$618
Qatar Energy 3.125% 7/12/2041[6]		20,550	16,203
SA Global Sukuk, Ltd. 0.946% 6/17/2024[6]		1,500	1,433
Shell International Finance BV 3.50% 11/13/2023		3,505	3,480
Shell International Finance BV 2.375% 11/7/2029		2,060	1,844
TotalEnergies SE 2.708% junior subordinated perpetual bonds (5-year EUR-EURIBOR + 2.75% on 5/5/2023)[10]	EUR	1,100	1,210
TransCanada Corp. 5.875% 8/15/2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[10]	USD	14,042	13,329
TransCanada PipeLines, Ltd. 4.10% 4/15/2030		3,360	3,207
Williams Companies, Inc. 3.50% 11/15/2030		2,749	2,517
Williams Companies, Inc. 2.60% 3/15/2031		470	400
Williams Partners, LP 4.30% 3/4/2024		2,000	1,984
Williams Partners, LP 3.90% 1/15/2025		945	928
			100,943

Health care 0.35%
Abbott Laboratories 3.75% 11/30/2026		1,133	1,130
AbbVie, Inc. 3.80% 3/15/2025		5,000	4,917
AbbVie, Inc. 3.20% 5/14/2026		3,000	2,891
Amgen, Inc. 1.90% 2/21/2025		1,644	1,563
Amgen, Inc. 2.20% 2/21/2027		1,261	1,167
Amgen, Inc. 5.25% 3/2/2030		402	413
Amgen, Inc. 4.20% 3/1/2033		1,425	1,368
Amgen, Inc. 5.25% 3/2/2033		11,737	12,081
Amgen, Inc. 5.65% 3/2/2053		10,919	11,320
AstraZeneca Finance, LLC 1.75% 5/28/2028		3,480	3,103
AstraZeneca Finance, LLC 2.25% 5/28/2031		5,028	4,360
AstraZeneca PLC 3.50% 8/17/2023		4,500	4,481
Bayer US Finance II, LLC 3.875% 12/15/2023[6]		2,582	2,556
Becton, Dickinson and Company 3.734% 12/15/2024		322	316
Becton, Dickinson and Company 3.70% 6/6/2027		1,888	1,831
Becton, Dickinson and Company 2.823% 5/20/2030		1,089	969
Becton, Dickinson and Company 4.298% 8/22/2032		12,340	11,983
Cigna Corp. 4.125% 11/15/2025		1,010	998
Cigna Corp. 2.375% 3/15/2031		49	42
EMD Finance, LLC 3.25% 3/19/2025[6]		9,675	9,386
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030		3,502	2,862
Shire PLC 2.875% 9/23/2023		988	978
Shire PLC 3.20% 9/23/2026		905	863
Stryker Corp. 0.25% 12/3/2024	EUR	1,200	1,257
Stryker Corp. 0.75% 3/1/2029		2,440	2,294
Stryker Corp. 1.00% 12/3/2031		1,130	1,000
Takeda Pharmaceutical Company, Ltd. 0.75% 7/9/2027		1,984	1,957
			88,086

Industrials 0.30%
Boeing Company 4.508% 5/1/2023	USD	26,500	26,500
Boeing Company 3.25% 2/1/2028		650	606
Canadian Pacific Railway, Ltd. 3.10% 12/2/2051		13,661	9,809
Carrier Global Corp. 2.242% 2/15/2025		210	200
Carrier Global Corp. 2.493% 2/15/2027		277	257
CSX Corp. 2.50% 5/15/2051		275	180
Honeywell International, Inc. 0.75% 3/10/2032	EUR	1,060	925
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[6]	USD	15,523	14,725
Singapore Airlines, Ltd. 3.375% 1/19/2029		17,940	16,850
Union Pacific Corp. 2.80% 2/14/2032		800	708
United Technologies Corp. 4.125% 11/16/2028		5,000	4,935
			75,695

Information technology 0.30%
Adobe, Inc. 2.15% 2/1/2027		3,585	3,340
Apple, Inc. 3.35% 2/9/2027		2,650	2,591
Apple, Inc. 3.35% 8/8/2032		20,330	19,303
Apple, Inc. 2.375% 2/8/2041		750	563
Apple, Inc. 2.40% 8/20/2050		500	340
Broadcom, Inc. 3.15% 11/15/2025		659	633
Broadcom, Inc. 4.00% 4/15/2029[6]		3,915	3,689

American Funds Global Balanced Fund	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Broadcom, Inc. 4.15% 11/15/2030	USD	3,330	$3,099
Broadcom, Inc. 3.419% 4/15/2033[6]		2,171	1,828
Broadcom, Inc. 3.137% 11/15/2035[6]		75	58
Broadcom, Inc. 3.75% 2/15/2051[6]		101	74
Lenovo Group, Ltd. 5.875% 4/24/2025		16,810	16,961
Microsoft Corp. 2.40% 8/8/2026		10,568	10,080
Microsoft Corp. 3.30% 2/6/2027		2,600	2,556
Oracle Corp. 2.65% 7/15/2026		5,224	4,908
Oracle Corp. 3.25% 11/15/2027		4,246	4,004
			74,027

Consumer staples 0.27%
Altria Group, Inc. 1.70% 6/15/2025	EUR	12,300	12,976
Altria Group, Inc. 2.20% 6/15/2027		6,300	6,434
Anheuser-Busch InBev NV 4.00% 4/13/2028	USD	2,800	2,776
Anheuser-Busch InBev NV 4.75% 1/23/2029		8,970	9,178
Anheuser-Busch InBev NV 4.50% 6/1/2050		845	799
BAT Netherlands Finance 3.125% 4/7/2028	EUR	1,900	1,979
British American Tobacco PLC 3.215% 9/6/2026	USD	2,181	2,070
British American Tobacco PLC 4.70% 4/2/2027		4,193	4,145
British American Tobacco PLC 3.557% 8/15/2027		2,610	2,445
British American Tobacco PLC 3.462% 9/6/2029		2,625	2,336
Conagra Brands, Inc. 4.30% 5/1/2024		6,130	6,070
Conagra Brands, Inc. 1.375% 11/1/2027		355	306
Kimberly-Clark Corp. 3.10% 3/26/2030		374	349
Philip Morris International, Inc. 2.10% 5/1/2030		2,078	1,748
Philip Morris International, Inc. 5.75% 11/17/2032		6,883	7,236
Philip Morris International, Inc. 4.125% 3/4/2043		819	677
Philip Morris International, Inc. 4.875% 11/15/2043		1,081	990
Reynolds American, Inc. 4.45% 6/12/2025		4,190	4,123
			66,637

Materials 0.07%
Anglo American Capital PLC 5.375% 4/1/2025[6]		9,050	8,997
Anglo American Capital PLC 5.625% 4/1/2030[6]		600	609
Celanese US Holdings, LLC 6.379% 7/15/2032		3,255	3,304
Newcrest Finance Pty, Ltd. 3.25% 5/13/2030[6]		1,055	948
Vale Overseas, Ltd. 3.75% 7/8/2030		3,478	3,105
			16,963

Real estate 0.07%
American Tower Corp. 0.45% 1/15/2027	EUR	7,635	7,398
Corporate Office Properties, LP 2.75% 4/15/2031	USD	180	137
Equinix, Inc. 3.20% 11/18/2029		650	584
Equinix, Inc. 2.15% 7/15/2030		5,662	4,656
Equinix, Inc. 3.00% 7/15/2050		1,738	1,159
VICI Properties, LP 4.375% 5/15/2025		561	547
WEA Finance, LLC 3.75% 9/17/2024[6]		2,070	1,964
			16,445

Municipals 0.01%
Aeropuerto International de Tocume SA 5.125% 8/11/2061[6]		3,390	2,621

Total corporate bonds, notes & loans			1,389,180

Mortgage-backed obligations 3.79%
Federal agency mortgage-backed obligations 3.58%
Fannie Mae Pool #MA3539 4.50% 12/1/2038[12]		106	106
Freddie Mac Pool #SD8214 3.50% 5/1/2052[12]		436	406
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[12]		36,020	35,025
Government National Mortgage Assn. 5.00% 5/1/2053[12,13]		28,180	28,056
Government National Mortgage Assn. 5.00% 6/1/2053[12,13]		21,800	21,700
Uniform Mortgage-Backed Security 2.50% 5/1/2053[12,13]		8,450	7,317
Uniform Mortgage-Backed Security 3.50% 5/1/2053[12,13]		144,280	134,068
Uniform Mortgage-Backed Security 4.00% 5/1/2053[12,13]		69,681	66,611
Uniform Mortgage-Backed Security 4.50% 5/1/2053[12,13]		12,878	12,590
Uniform Mortgage-Backed Security 5.00% 5/1/2053[12,13]		49,880	49,597
Uniform Mortgage-Backed Security 5.50% 5/1/2053[12,13]		28,880	29,119

14	American Funds Global Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 2.00% 6/1/2053[12,13]	USD	52,315	$43,586
Uniform Mortgage-Backed Security 2.50% 6/1/2053[12,13]		166,465	144,359
Uniform Mortgage-Backed Security 4.50% 6/1/2053[12,13]		217,635	212,866
Uniform Mortgage-Backed Security 5.00% 6/1/2053[12,13]		102,667	102,101
Uniform Mortgage-Backed Security 5.50% 6/1/2053[12,13]		5,900	5,948
			893,455

Other mortgage-backed securities 0.21%
Nykredit Realkredit AS, Series 01E, 2.00% 7/1/2037[12]	DKK	15,063	2,040
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040[12]		145,704	18,464
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[12]		174,587	19,744
Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050[12]		48,400	5,237
Nykredit Realkredit AS, Series 01E, 1.00% 10/1/2053[12]		49,690	5,331
Realkredit Danmark AS 1.00% 10/1/2053[12]		19,832	2,124
			52,940

Total mortgage-backed obligations			946,395

Asset-backed obligations 0.46%
AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A2B, (30-day Average USD-SOFR + 1.15%) 5.908% 12/18/2025[12,14]	USD	8,542	8,551
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[6,12]		8,068	8,102
CarMax Auto Owner Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.77%) 5.52% 9/15/2025[12,14]		6,102	6,107
Exeter Automobile Receivables Trust, Series 2022-3A, Class A2, 3.45% 8/15/2024[12]		380	380
Exeter Automobile Receivables Trust, Series 2022-4A, Class A2, 3.99% 8/15/2024[12]		1,017	1,016
Ford Credit Auto Owner Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.60%) 5.35% 2/15/2025[12,14]		4,124	4,125
GM Financial Automobile Leasing Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.71%) 5.50% 10/21/2024[12,14]		5,166	5,167
GM Financial Consumer Automobile Receivables Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.60%) 5.35% 9/16/2025[12,14]		5,875	5,876
Hyundai Auto Receivables Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.58%) 5.33% 5/15/2025[12,14]		5,535	5,539
Nissan Auto Lease Trust, Series 2021-A, Class A3, 0.52% 8/15/2024[12]		13,964	13,775
Nissan Auto Lease Trust, Series 2022-A, Class A2B, (30-day Average USD-SOFR + 0.68%) 5.43% 8/15/2024[12,14]		11,563	11,568
Santander Drive Auto Receivables Trust, Series 2022-4, Class A2, 4.05% 7/15/2025[12]		4,740	4,728
Toyota Auto Receivables Owner Trust, Series 2022-C, Class A2B, (30-day Average USD-SOFR + 0.57%) 5.32% 8/15/2025[12,14]		2,247	2,247
Verizon Master Trust, Series 2022-3, Class A, 3.01% 5/20/2027 (3.76% on 11/20/2023)[10,12]		14,770	14,566
Volkswagen Auto Lease Trust, Series 2022-A, Class A2, 3.02% 10/21/2024[12]		6,924	6,848
Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 8/15/2025[6,12]		7,482	7,410
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[6,12]		5,975	5,970
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[6,12]		1,236	1,235
			113,210

Federal agency bonds & notes 0.07%
Korea Development Bank 4.375% 2/15/2033		17,130	17,116

Municipals 0.03%
Ohio 0.01%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048		4,090	3,080

Texas 0.02%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052		5,670	4,295

Total municipals			7,375

Total bonds, notes & other debt instruments (cost: $8,841,841,000)			7,989,121

American Funds Global Balanced Fund	15

Short-term securities 8.42%		Shares		Value (000)
Money market investments 7.96%
Capital Group Central Cash Fund 4.92%[5,15]			19,866,914	$1,986,493

	Weighted average yield at acquisition	Principal amount (000)

Bills & notes of governments & government agencies outside the U.S. 0.44%
Japan Treasury 1/22/2024	(0.112)%	JPY	184,500	1,356
Japan Treasury 2/20/2024	(0.103)		14,833,200	109,007
				110,363

			Shares
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 4.92%[5,15,16]			19,661	1,966
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.78%[15,16]			700,358	700
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.76%[15,16]			600,000	600
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.75%[15,16]			100,000	100
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.73%[15,16]			100,000	100
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.78%[15,16]			100,000	100
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.76%[15,16]			100,000	100
Fidelity Investments Money Market Government Portfolio, Class I 4.73%[15,16]			76,380	77
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.76%[15,16]			76,380	76
				3,819

Total short-term securities (cost: $2,102,318,000)				2,100,675
Total investment securities 102.69% (cost: $22,837,519,000)				25,617,849
Other assets less liabilities (2.69)%				(671,528)

Net assets 100.00%				$24,946,321

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized (depreciation) appreciation at 4/30/2023 (000)
2 Year U.S. Treasury Note Futures	Long	1,685	June 2023	USD	347,386	$(804)
5 Year Euro-Bobl Futures	Long	1,483	June 2023		192,777	(317)
5 Year Canadian Government Bond Futures	Long	16	June 2023		1,345	(12)
5 Year U.S. Treasury Note Futures	Long	1,527	June 2023		167,576	(160)
10 Year Euro-Bund Futures	Long	694	June 2023		103,665	(868)
10 Year Italy Government Bond Futures	Long	6	June 2023		759	26
10 Year Japanese Government Bond Futures	Short	313	June 2023		(341,384)	(3,596)
10 Year Australian Treasury Bond Futures	Long	297	June 2023		24,066	727
10 Year Ultra U.S. Treasury Note Futures	Short	1,765	June 2023		(214,365)	515
10 Year U.S. Treasury Note Futures	Short	2,433	June 2023		(280,289)	217
10 Year UK Gilt Futures	Long	309	June 2023		39,401	(117)
20 Year U.S. Treasury Bond Futures	Long	1,188	June 2023		156,408	1,003
30 Year Euro-Buxl Futures	Long	91	June 2023		13,988	756
30 Year Ultra U.S. Treasury Bond Futures	Long	7	June 2023		990	2
						$(2,628)

16	American Funds Global Balanced Fund

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation) at 4/30/2023 (000)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date
USD	77,243	AUD	114,541	Standard Chartered Bank	5/5/2023	$1,429
EUR	104,990	USD	115,161	Morgan Stanley	5/5/2023	579
USD	3,400	EUR	3,080	HSBC Bank	5/5/2023	4
AUD	42,490	USD	28,396	JPMorgan Chase	5/5/2023	(272)
JPY	419,590	USD	3,217	JPMorgan Chase	5/8/2023	(133)
JPY	406,900	USD	3,203	Bank of America	5/8/2023	(212)
JPY	4,621,570	USD	36,325	Bank of America	5/8/2023	(2,352)
BRL	133,100	USD	26,232	Citibank	5/11/2023	378
USD	310	KRW	414,760	HSBC Bank	5/11/2023	— [4]
USD	33,434	KRW	44,698,970	HSBC Bank	5/11/2023	(4)
USD	486	CLP	400,000	JPMorgan Chase	5/11/2023	(9)
USD	12,951	COP	62,372,330	Morgan Stanley	5/11/2023	(282)
KRW	23,248,990	USD	17,765	Citibank	5/11/2023	(373)
KRW	25,362,960	USD	19,497	HSBC Bank	5/11/2023	(523)
USD	27,370	BRL	145,235	JPMorgan Chase	5/11/2023	(1,666)
USD	2,544	MXN	46,650	HSBC Bank	5/12/2023	(43)
CAD	34,312	USD	25,462	Barclays Bank PLC	5/12/2023	(130)
PLN	191,320	USD	44,683	Morgan Stanley	5/15/2023	1,237
USD	8,115	CNH	55,806	Citibank	5/15/2023	48
PLN	7,770	EUR	1,658	UBS AG	5/15/2023	36
IDR	14,246,600	USD	953	Bank of America	5/15/2023	19
CZK	44,185	USD	2,050	Barclays Bank PLC	5/15/2023	18
SEK	6,730	USD	645	Bank of New York Mellon	5/15/2023	12
USD	987	NZD	1,590	UBS AG	5/15/2023	4
CNH	29,370	USD	4,271	Citibank	5/15/2023	(25)
USD	939	IDR	14,246,600	JPMorgan Chase	5/15/2023	(32)
JPY	23,272,525	USD	175,599	Barclays Bank PLC	5/15/2023	(4,337)
USD	312,233	JPY	41,901,615	Bank of New York Mellon	5/16/2023	3,832
EUR	78,140	USD	86,082	Morgan Stanley	5/16/2023	119
CNH	879,760	USD	128,240	Citibank	5/16/2023	(1,051)
JPY	50,247,385	USD	379,258	BNP Paribas	5/16/2023	(9,430)
USD	44,972	EUR	40,575	Morgan Stanley	5/17/2023	209
EUR	40,575	USD	44,698	Bank of New York Mellon	5/17/2023	66
SEK	73,900	USD	7,214	Bank of America	5/17/2023	(1)
NZD	11,001	USD	6,927	Morgan Stanley	5/17/2023	(125)
EUR	281,891	USD	312,440	Morgan Stanley	5/17/2023	(1,450)
USD	3,208	COP	14,363,080	JPMorgan Chase	5/18/2023	167
USD	37,685	KRW	50,227,100	JPMorgan Chase	5/18/2023	97
USD	225	INR	18,470	UBS AG	5/18/2023	(1)
USD	4,234	KRW	5,661,050	BNP Paribas	5/18/2023	(2)
USD	18,417	KRW	24,621,038	BNP Paribas	5/18/2023	(9)
KRW	80,509,188	USD	61,012	BNP Paribas	5/18/2023	(762)
GBP	24,030	USD	29,904	Bank of America	5/19/2023	310
USD	3,089	CAD	4,120	HSBC Bank	5/19/2023	47
EUR	2,960	USD	3,254	JPMorgan Chase	5/19/2023	12
EUR	6,655	USD	7,335	Citibank	5/19/2023	8
USD	2,009	MXN	36,420	Goldman Sachs	5/19/2023	(7)
USD	1,408	MXN	25,612	Bank of America	5/19/2023	(10)
JPY	966,530	USD	7,278	JPMorgan Chase	5/19/2023	(161)
CAD	14,745	USD	11,054	HSBC Bank	5/19/2023	(167)
AUD	26,450	USD	17,841	Bank of New York Mellon	5/19/2023	(323)
JPY	8,326,080	USD	62,698	JPMorgan Chase	5/19/2023	(1,388)
PLN	7,170	USD	1,690	Goldman Sachs	5/22/2023	30
USD	4,791	DKK	32,364	JPMorgan Chase	5/22/2023	(1)
DKK	37,620	EUR	5,051	Bank of America	5/22/2023	(3)
EUR	2,016	PLN	9,370	Goldman Sachs	5/22/2023	(23)
THB	370,010	USD	10,872	Morgan Stanley	5/23/2023	3
THB	1,291,040	USD	37,610	UBS AG	5/24/2023	337
EUR	2,860	USD	3,146	UBS AG	5/24/2023	11
THB	32,000	USD	940	Morgan Stanley	5/24/2023	— [4]
MYR	55,100	USD	12,458	JPMorgan Chase	5/24/2023	(47)
CNH	620,150	USD	89,525	Bank of America	5/25/2023	198

American Funds Global Balanced Fund	17

Forward currency contracts (continued)

Contract amount						Unrealized appreciation (depreciation) at 4/30/2023 (000)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date
CNH	51,500	USD	7,432	BNP Paribas	5/25/2023	$19
IDR	12,592,370	USD	849	HSBC Bank	5/25/2023	9
GBP	350	USD	433	Bank of New York Mellon	5/25/2023	7
EUR	13,043	DKK	97,170	Bank of America	5/25/2023	5
USD	842	IDR	12,592,370	Bank of America	5/25/2023	(16)
USD	12,602	EUR	11,462	Goldman Sachs	5/25/2023	(50)
USD	180,628	JPY	24,091,890	JPMorgan Chase	5/26/2023	3,032
EUR	65,180	USD	71,606	JPMorgan Chase	5/26/2023	343
USD	16,173	JPY	2,156,560	BNP Paribas	5/26/2023	275
EUR	5,130	USD	5,637	Standard Chartered Bank	5/26/2023	26
MYR	6,200	USD	1,392	BNP Paribas	5/26/2023	5
USD	43,887	EUR	39,820	Bank of New York Mellon	5/26/2023	(68)
KRW	50,908,810	USD	38,216	JPMorgan Chase	5/26/2023	(101)
USD	44,250	MXN	803,400	UBS AG	5/26/2023	(150)
USD	26,521	BRL	134,990	Citibank	5/26/2023	(375)
JPY	41,949,490	USD	313,059	Bank of New York Mellon	5/26/2023	(3,824)
USD	28,337	AUD	42,360	JPMorgan Chase	5/30/2023	268
USD	6,889	AUD	10,400	UBS AG	5/30/2023	(3)
USD	15,195	COP	71,370,110	BNP Paribas	6/2/2023	138
USD	1,212	COP	5,700,000	BNP Paribas	6/6/2023	10
USD	87,038	MXN	1,581,750	Bank of America	6/6/2023	(189)
USD	78,378	AUD	118,240	HSBC Bank	6/7/2023	1
EUR	14,277	CAD	21,440	Bank of America	6/7/2023	(68)
USD	21,801	MXN	396,740	Goldman Sachs	6/8/2023	(69)
THB	1,607,290	USD	47,309	JPMorgan Chase	6/14/2023	26
THB	141,000	USD	4,150	Bank of America	6/14/2023	3
USD	1,582	BRL	8,351	Citibank	6/30/2023	(72)
USD	17,970	BRL	94,998	JPMorgan Chase	6/30/2023	(849)
USD	29,274	BRL	152,300	JPMorgan Chase	1/2/2024	98
USD	4,913	BRL	27,083	Citibank	1/2/2024	(276)
USD	56,089	BRL	309,678	JPMorgan Chase	1/2/2024	(3,236)
USD	746	JPY	92,250	Citibank	1/22/2024	40
USD	738	JPY	92,250	Bank of America	1/22/2024	32
USD	107,685	JPY	13,636,400	HSBC Bank	2/16/2024	3,033
USD	9,451	JPY	1,196,800	HSBC Bank	2/16/2024	266
JPY	14,833,200	USD	116,151	HSBC Bank	2/16/2024	(2,314)
USD	116,217	JPY	14,833,200	HSBC Bank	2/20/2024	2,324
						$(17,844)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay					Upfront premium paid (000)	Unrealized (depreciation) appreciation at 4/30/2023 (000)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	Notional amount (000)	Value at 4/30/2023 (000)
1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	NZD23,959	$(194)	$—	$ (194)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	204,176	(1,660)	—	(1,660)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023	75,250	(654)	—	(654)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023	188,099	(1,621)	—	(1,621)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023	31,027	(272)	—	(272)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023	31,027	(273)	—	(273)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023	34,062	(307)	—	(307)
1.4975%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/21/2023	63,786	(618)	—	(618)
1.445%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/28/2023	63,714	(656)	—	(656)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/29/2023	64,930	(673)	—	(673)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/30/2023	65,200	(678)	—	(678)

18	American Funds Global Balanced Fund

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay					Upfront premium paid (000)		Unrealized (depreciation) appreciation at 4/30/2023 (000)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	Notional amount (000)	Value at 4/30/2023 (000)
1.5212%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	NZD15,900	$(186)	$—		$(186)
1.5125%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	57,556	(675)	—		(675)
1.53%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	65,649	(767)	—		(767)
1.5625%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/15/2023	65,577	(761)	—		(761)
1.59%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/18/2023	65,577	(764)	—		(764)
1.62%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/19/2023	72,901	(849)	—		(849)
2.2525%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	193,402	(2,104)	—		(2,104)
2.24%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	193,402	(2,111)	—		(2,111)
2.20%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/9/2023	16,270	(181)	—		(181)
3.6097%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	4/14/2024	23,900	(275)	—		(275)
3.79165%	Annual	SOFR	Annual	1/13/2026	USD387,750	212	—		212
6.59%	28-day	28-day MXN-TIIE	28-day	6/25/2026	MXN126,900	(471)	—		(471)
6.585%	28-day	28-day MXN-TIIE	28-day	6/25/2026	166,800	(621)	—		(621)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	205,100	(746)	—		(746)
6.6175%	28-day	28-day MXN-TIIE	28-day	6/25/2026	543,800	(1,996)	—	[4]	(1,996)
6.633%	28-day	28-day MXN-TIIE	28-day	6/25/2026	565,700	(2,063)	—		(2,063)
6.58%	28-day	28-day MXN-TIIE	28-day	6/25/2026	716,200	(2,670)	—		(2,670)
6.605%	28-day	28-day MXN-TIIE	28-day	7/6/2026	466,325	(1,723)	—		(1,723)
7.59%	28-day	28-day MXN-TIIE	28-day	10/29/2026	212,700	(454)	—		(454)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026	318,971	(665)	—		(665)
7.66%	28-day	28-day MXN-TIIE	28-day	10/29/2026	499,800	(1,008)	—		(1,008)
7.64%	28-day	28-day MXN-TIIE	28-day	10/29/2026	499,800	(1,025)	—		(1,025)
7.52%	28-day	28-day MXN-TIIE	28-day	10/30/2026	657,429	(1,479)	—		(1,479)
7.475%	28-day	28-day MXN-TIIE	28-day	2/3/2027	79,150	(182)	—		(182)
8.715%	28-day	28-day MXN-TIIE	28-day	4/7/2027	162,800	(1)	—		(1)
SOFR	Annual	3.29015%	Annual	1/13/2030	USD180,750	(574)	—		(574)
						$(31,745)	$—	[4]	$(31,745)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 4/30/2023 (000)	Upfront premium received (000)	Unrealized appreciation at 4/30/2023 (000)
CDX.NA.HY.40	5.00%	Quarterly	6/20/2028	USD60	$(1)	$(1)	$—	[4]

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount (000)	[17]	Value at 4/30/2023 (000)	[18]	Upfront premium paid (000)	Unrealized appreciation at 4/30/2023 (000)
1.00%	Quarterly	CDX.NA.IG.40	6/20/2028	USD78,725		$881		$821	$60

Investments in affiliates5

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (000)	Value of affiliates at 4/30/2023 (000)	Dividend income (000)
Investment funds 1.48%
Capital Group Central Corporate Bond Fund	$249,468	$116,045	$18,967	$(704)	$24,081	$369,923	$6,654

American Funds Global Balanced Fund	19

Investments in affiliates5 (continued)

	Value of affiliates at 11/1/2022 (000)	Additions (000)	Reductions (000)		Net realized (loss) gain (000)	Net unrealized appreciation (000)	Value of affiliates at 4/30/2023 (000)	Dividend income (000)
Short-term securities 7.97%
Money market investments 7.96%
Capital Group Central Cash Fund 4.92%[15]	$1,602,670	$2,116,542	$1,732,872		$81	$72	$1,986,493	$31,763
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 4.92%[15,16]	4,288		2,322	[19]			1,966	—	[20]
Total short-term securities							1,988,459
Total 9.45%					$(623)	$24,153	$2,358,382	$38,417

Restricted securities11

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Netflix, Inc. 3.875% 11/15/2029	2/8/2022-7/13/2022	$13,426	$14,901	.06%
Goldman Sachs Group, Inc. 1.00% 3/18/2033	5/19/2021	15,504	10,454	.04
Total		$28,930	$25,355	.10%

[1]	All or a portion of this security was on loan. The total value of all such securities was $65,917,000, which represented .26% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[2]	Security did not produce income during the last 12 months.
[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[6]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $373,115,000, which represented 1.50% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Scheduled interest and/or principal payment was not received.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $53,838,000, which represented .22% of the net assets of the fund.
[10]	Step bond; coupon rate may change at a later date.
[11]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $25,355,000, which represented .10% of the net assets of the fund.
[12]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[13]	Purchased on a TBA basis.
[14]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[15]	Rate represents the seven-day yield at 4/30/2023.
[16]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[17]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[18]	The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.
[19]	Represents net activity. Refer to Note 5 for more information on securities lending.
[20]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

20	American Funds Global Balanced Fund

Key to abbreviations

ADR = American Depositary Receipts
Assn. = Association
AUD = Australian dollars
BBR = Bank Base Rate
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
CLP = Chilean pesos
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DKK = Danish kroner
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
FRA = Forward Rate Agreement
GBP = British pounds
IDR = Indonesian rupiah
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
MYR = Malaysian ringgits
NZD = New Zealand dollars
PLN = Polish zloty
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RUB = Russian rubles
SEK = Swedish kronor
SOFR = Secured Overnight Financing Rate
TBA = To be announced
THB = Thai baht
TIIE = Equilibrium Interbank Interest Rate
UAH = Ukrainian hryvnia
USD = U.S. dollars
ZAR = South African rand

Refer to the notes to financial statements.

American Funds Global Balanced Fund	21

Financial statements

Statement of assets and liabilities at April 30, 2023	unaudited (dollars in thousands)

Assets:
Investment securities, at value (includes $65,917 of investment securities on loan):
Unaffiliated issuers (cost: $20,500,182)	$23,259,467
Affiliated issuers (cost: $2,337,337)	2,358,382	$25,617,849
Cash		129,388
Cash denominated in currencies other than U.S. dollars (cost: $279)		272
Unrealized appreciation on open forward currency contracts		19,169
Receivables for:
Sales of investments	318,079
Sales of fund’s shares	24,405
Dividends and interest	119,632
Securities lending income	148
Variation margin on futures contracts	5,058
Variation margin on centrally cleared swap contracts	1,219	468,541
		26,235,219
Liabilities:
Collateral for securities on loan		3,819
Unrealized depreciation on open forward currency contracts		37,013
Payables for:
Purchases of investments	1,182,098
Repurchases of fund’s shares	11,829
Investment advisory services	8,856
Services provided by related parties	2,062
Trustees’ deferred compensation	1,345
Variation margin on futures contracts	5,756
Variation margin on centrally cleared swap contracts	2,217
Other	33,903	1,248,066
Net assets at April 30, 2023		$24,946,321

Net assets consist of:
Capital paid in on shares of beneficial interest		$22,752,083
Total distributable earnings		2,194,238
Net assets at April 30, 2023		$24,946,321

Refer to the notes to financial statements.

22	American Funds Global Balanced Fund

Financial statements (continued)

Statement of assets and liabilities	unaudited
at April 30, 2023 (continued)	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (727,952 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$5,175,560	151,083		$34.26
Class C	257,331	7,530		34.17
Class T	11	—	*	34.20
Class F-1	106,650	3,111		34.28
Class F-2	3,052,604	89,089		34.26
Class F-3	888,086	25,934		34.24
Class 529-A	300,010	8,764		34.23
Class 529-C	18,365	538		34.12
Class 529-E	11,731	343		34.20
Class 529-T	13	—	*	34.19
Class 529-F-1	11	—	*	34.24
Class 529-F-2	42,146	1,231		34.25
Class 529-F-3	11	—	*	34.25
Class R-1	3,799	111		34.19
Class R-2	42,407	1,244		34.09
Class R-2E	3,810	112		34.16
Class R-3	54,147	1,584		34.19
Class R-4	41,846	1,222		34.25
Class R-5E	7,534	220		34.22
Class R-5	20,931	610		34.30
Class R-6	14,919,318	435,226		34.28

*	Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Global Balanced Fund	23

Financial statements (continued)

Statement of operations	unaudited
for the six months ended April 30, 2023	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $11,197; also includes $38,417 from affiliates)	$240,974
Interest from unaffiliated issuers (net of non-U.S. taxes of $196)	118,270
Securities lending income (net of fees)	457	$359,701
Fees and expenses*:
Investment advisory services	51,672
Distribution services	8,386
Transfer agent services	4,284
Administrative services	3,559
529 plan services	109
Reports to shareholders	205
Registration statement and prospectus	579
Trustees’ compensation	262
Auditing and legal	36
Custodian	834
Other	32	69,958
Net investment income		289,743

Net realized loss and unrealized appreciation:
Net realized (loss) gain on:
Investments (net of non-U.S. taxes of $1,883):
Unaffiliated issuers	(111,971)
Affiliated issuers	(623)
Futures contracts	8,086
Forward currency contracts	45,454
Swap contracts	(39,702)
Currency transactions	1,314	(97,442)
Net unrealized appreciation on:
Investments (net of non-U.S. taxes of $28,679):
Unaffiliated issuers	2,310,427
Affiliated issuers	24,153
Futures contracts	10,978
Forward currency contracts	8,646
Swap contracts	38,368
Currency translations	79	2,392,651
Net realized loss and unrealized appreciation		2,295,209
Net increase in net assets resulting from operations		$2,584,952

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

24	American Funds Global Balanced Fund

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended April 30, 2023*	Year ended October 31, 2022
Operations:
Net investment income	$289,743	$467,661
Net realized loss	(97,442)	(589,622)
Net unrealized appreciation (depreciation)	2,392,651	(4,682,669)
Net increase (decrease) in net assets resulting from operations	2,584,952	(4,804,630)

Distributions paid to shareholders	(182,208)	(1,547,789)

Net capital share transactions	230,921	2,698,831

Total increase (decrease) in net assets	2,633,665	(3,653,588)

Net assets:
Beginning of period	22,312,656	25,966,244
End of period	$24,946,321	$22,312,656

*	Unaudited.

Refer to the notes to financial statements.

American Funds Global Balanced Fund	25

Notes to financial statements	unaudited

1. Organization

American Funds Global Balanced Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

26	American Funds Global Balanced Fund

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds”), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.

American Funds Global Balanced Fund	27

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of April 30, 2023 (dollars in thousands):

28	American Funds Global Balanced Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$1,293,842	$1,131,302	$—	$2,425,144
Financials	801,231	1,375,137	—	2,176,368
Industrials	1,242,417	820,542	—	2,062,959
Information technology	1,731,220	232,231	—	1,963,451
Consumer staples	272,835	1,113,547	—	1,386,382
Materials	463,259	658,775	—	1,122,034
Energy	672,724	424,022	—	1,096,746
Utilities	394,105	534,738	—	928,843
Consumer discretionary	323,347	427,449	—	750,796
Communication services	611,176	135,271	— *	746,447
Real estate	117,502	216,612	—	334,114
Preferred securities	38,377	44,401	—	82,778
Convertible stocks	82,068	—	—	82,068
Investment funds	369,923	—	—	369,923
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	3,491,832	13,054	3,504,886
U.S. Treasury bonds & notes	—	2,010,959	—	2,010,959
Corporate bonds, notes & loans	—	1,389,180	—	1,389,180
Mortgage-backed obligations	—	946,395	—	946,395
Asset-backed obligations	—	113,210	—	113,210
Federal agency bonds & notes	—	17,116	—	17,116
Municipals	—	7,375	—	7,375
Short-term securities	1,990,312	110,363	—	2,100,675
Total	$10,404,338	$15,200,457	$13,054	$25,617,849

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$3,246	$—	$—	$3,246
Unrealized appreciation on open forward currency contracts	—	19,169	—	19,169
Unrealized appreciation on centrally cleared interest rate swaps	—	212	—	212
Unrealized appreciation on centrally cleared credit default swaps	—	60	—	60
Liabilities:
Unrealized depreciation on futures contracts	(5,874)	—	—	(5,874)
Unrealized depreciation on open forward currency contracts	—	(37,013)	—	(37,013)
Unrealized depreciation on centrally cleared interest rate swaps	—	(31,957)	—	(31,957)
Unrealized depreciation on centrally cleared credit default swaps	—	— *	—	— *
Total	$(2,628)	$(49,529)	$—	$(52,157)

*	Amount less than one thousand.
†	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

American Funds Global Balanced Fund	29

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

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Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers are less likely to refinance existing debt securities in order to enjoy lower interest rates in a higher interest rate environment, causing the market prices of such securities to decline. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income- bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. During times of market turmoil, there have been, and may be, no buyers or sellers for securities in entire asset classes. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

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The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of April 30, 2023, the total value of securities on loan was $65,917,000, and the total value of collateral received was $69,326,000. Collateral received includes cash of $3,819,000 and U.S. government securities of $65,507,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $1,218,405,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $2,117,136,000.

32	American Funds Global Balanced Fund

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $2,431,935,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have

American Funds Global Balanced Fund	33

investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $235,277,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, April 30, 2023 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$3,246	Unrealized depreciation*	$5,874
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	19,169	Unrealized depreciation on open forward currency contracts	37,013
Swap (centrally cleared)	Interest	Unrealized appreciation*	212	Unrealized depreciation*	31,957
Swap (centrally cleared)	Credit	Unrealized appreciation*	60	Unrealized depreciation*	—	†
			$22,687		$74,844

		Net realized gain (loss)		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$8,086	Net unrealized appreciation on futures contracts	$10,978
Forward currency	Currency	Net realized gain on forward currency contracts	45,454	Net unrealized appreciation on forward currency contracts	8,646
Swap	Interest	Net realized loss on swap contracts	(35,499)	Net unrealized appreciation on swap contracts	38,308
Swap	Credit	Net realized loss on swap contracts	(4,203)	Net unrealized appreciation on swap contracts	60
			$13,838		$57,992

*	Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
†	Amount less than one thousand.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

34	American Funds Global Balanced Fund

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of April 30, 2023, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$567	$(567)	$—	$—	$—
Bank of New York Mellon	3,916	(3,916)	—	—	—
Barclays Bank PLC	18	(18)	—	—	—
BNP Paribas	447	(447)	—	—	—
Citibank	474	(474)	—	—	—
Goldman Sachs	30	(30)	—	—	—
HSBC Bank	5,683	(3,051)	(365)	—	2,267
JPMorgan Chase	4,044	(4,044)	—	—	—
Morgan Stanley	2,147	(1,857)	(290)	—	—
Standard Chartered Bank	1,455	—	(1,455)	—	—
UBS AG	388	(154)	(234)	—	—
Total	$19,169	$(14,558)	$(2,344)	$—	$2,267
Liabilities:
Bank of America	$2,851	$(567)	$(1,557)	$—	$727
Bank of New York Mellon	4,215	(3,916)	(279)	—	20
Barclays Bank PLC	4,465	(18)	(1,773)	—	2,674
BNP Paribas	10,203	(447)	(4,365)	—	5,391
Citibank	2,173	(474)	(1,699)	—	—
Goldman Sachs	149	(30)	—	—	119
HSBC Bank	3,051	(3,051)	—	—	—
JPMorgan Chase	7,895	(4,044)	(3,851)	—	—
Morgan Stanley	1,857	(1,857)	—	—	—
UBS AG	154	(154)	—	—	—
Total	$37,013	$(14,558)	$(13,524)	—	$8,931

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2023, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

American Funds Global Balanced Fund	35

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2022, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$17,618
Capital loss carryforward*	(544,550)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of April 30, 2023, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$4,187,183
Gross unrealized depreciation on investments	(1,472,042)
Net unrealized appreciation on investments	2,715,141
Cost of investments	22,849,730

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended April 30, 2023					Year ended October 31, 2022
				Total						Total
	Ordinary		Long-term	distributions		Ordinary		Long-term		distributions
Share class	income		capital gains	paid		income		capital gains		paid
Class A	$33,113		$—	$33,113		$93,422		$262,297		$355,719
Class C	723		—	723		3,210		16,787		19,997
Class T	—	†	—	—	†	—	†	1		1
Class F-1	668		—	668		2,113		6,234		8,347
Class F-2	22,363		—	22,363		56,351		131,384		187,735
Class F-3	6,923		—	6,923		17,543		40,162		57,705
Class 529-A	1,825		—	1,825		5,118		14,365		19,483
Class 529-C	46		—	46		227		1,248		1,475
Class 529-E	62		—	62		181		597		778
Class 529-T	—	†	—	—	†	—	†	1		1
Class 529-F-1	—	†	—	—	†	—	†	—	†	—	†
Class 529-F-2	316		—	316		794		1,869		2,663
Class 529-F-3	—	†	—	—	†	—	†	—	†	—	†
Class R-1	11		—	11		38		182		220
Class R-2	123		—	123		441		2,077		2,518
Class R-2E	15		—	15		40		145		185
Class R-3	259		—	259		748		2,570		3,318
Class R-4	265		—	265		698		1,938		2,636
Class R-5E	50		—	50		123		303		426
Class R-5	165		—	165		448		1,142		1,590
Class R-6	115,281		—	115,281		272,729		610,263		882,992
Total	$182,208		$—	$182,208		$454,224		$1,093,565		$1,547,789

†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

36	American Funds Global Balanced Fund

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.660% on the first $500 million of daily net assets and decreasing to 0.414% on such assets in excess of $27.5 billion. For the six months ended April 30, 2023, the investment advisory services fees were $51,672,000, which were equivalent to an annualized rate of 0.436% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2023, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

American Funds Global Balanced Fund	37

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended April 30, 2023, the 529 plan services fees were $109,000, which were equivalent to 0.060% of the average daily net assets of each 529 share class.

For the six months ended April 30, 2023, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$6,101	$2,302		$757		Not applicable
Class C	1,322	122		40		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	130	66		16		Not applicable
Class F-2	Not applicable	1,511		437		Not applicable
Class F-3	Not applicable	1		126		Not applicable
Class 529-A	348	118		43		$87
Class 529-C	94	8		3		6
Class 529-E	29	2		2		4
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	3		6		12
Class 529-F-3	Not applicable	—		—	*	—	*
Class R-1	18	1		1		Not applicable
Class R-2	156	69		6		Not applicable
Class R-2E	11	4		—	*	Not applicable
Class R-3	127	36		8		Not applicable
Class R-4	50	18		6		Not applicable
Class R-5E	Not applicable	5		1		Not applicable
Class R-5	Not applicable	5		3		Not applicable
Class R-6	Not applicable	13		2,104		Not applicable
Total class-specific expenses	$8,386	$4,284		$3,559		$109

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $262,000 in the fund’s statement of operations reflects $92,000 in current fees (either paid in cash or deferred) and a net increase of $170,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investments in CCBF and CCF — The fund holds shares of CCBF, a corporate bond fund, and CCF, an institutional prime money market fund, which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for the fund’s corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.

Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended April 30, 2023, the fund engaged in such purchase and sale transactions with related funds in the amounts of $94,947,000 and $9,591,000, respectively, which generated $32,000 of net realized losses from such sales.

38	American Funds Global Balanced Fund

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2023.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2023
Class A	$158,083	4,789	$32,554		996		$(411,330)	(12,501)	$(220,693)	(6,716)
Class C	11,109	337	719		22		(47,938)	(1,453)	(36,110)	(1,094)
Class T	—	—	—		—		—	—	—	—
Class F-1	3,850	116	656		20		(16,710)	(511)	(12,204)	(375)
Class F-2	345,564	10,417	21,239		649		(358,685)	(10,852)	8,118	214
Class F-3	105,516	3,221	6,716		205		(81,777)	(2,473)	30,455	953
Class 529-A	15,437	466	1,825		56		(22,062)	(668)	(4,800)	(146)
Class 529-C	1,723	52	46		2		(4,606)	(140)	(2,837)	(86)
Class 529-E	548	17	62		2		(1,196)	(36)	(586)	(17)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	3,336	101	316		10		(3,575)	(108)	77	3
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	213	7	11		—	†	(156)	(5)	68	2
Class R-2	3,426	104	123		4		(5,129)	(155)	(1,580)	(47)
Class R-2E	414	13	15		—	†	(248)	(7)	181	6
Class R-3	5,366	161	258		8		(5,182)	(157)	442	12
Class R-4	2,486	75	264		8		(3,299)	(99)	(549)	(16)
Class R-5E	1,511	45	50		2		(931)	(29)	630	18
Class R-5	1,564	47	163		5		(2,933)	(88)	(1,206)	(36)
Class R-6	624,784	18,675	115,272		3,522		(268,541)	(8,101)	471,515	14,096
Total net increase (decrease)	$1,284,930	38,643	$180,289		5,511		$(1,234,298)	(37,383)	$230,921	6,771

Refer to the end of the table for footnotes.

American Funds Global Balanced Fund	39

	Sales*		Reinvestments of distributions			Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2022
Class A	$419,398	11,798	$351,396	9,514		$(808,397)	(23,596)	$(37,603)	(2,284)
Class C	31,610	886	19,902	534		(112,512)	(3,245)	(61,000)	(1,825)
Class T	—	—	—	—		—	—	—	—
Class F-1	14,200	392	8,246	223		(33,275)	(958)	(10,829)	(343)
Class F-2	886,512	25,243	180,191	4,901		(657,475)	(19,269)	409,228	10,875
Class F-3	191,492	5,435	55,901	1,522		(204,226)	(5,990)	43,167	967
Class 529-A	34,401	970	19,477	527		(46,060)	(1,328)	7,818	169
Class 529-C	3,899	111	1,468	39		(11,064)	(316)	(5,697)	(166)
Class 529-E	1,494	41	777	21		(2,366)	(67)	(95)	(5)
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	—	—	1	—	†	—	—	1	— †
Class 529-F-2	8,926	251	2,663	73		(8,298)	(236)	3,291	88
Class 529-F-3	—	—	1	—	†	—	—	1	— †
Class R-1	368	11	220	6		(1,552)	(43)	(964)	(26)
Class R-2	10,110	287	2,504	67		(11,652)	(333)	962	21
Class R-2E	831	23	185	5		(245)	(7)	771	21
Class R-3	10,876	305	3,313	90		(13,666)	(388)	523	7
Class R-4	8,203	231	2,636	71		(11,074)	(304)	(235)	(2)
Class R-5E	1,395	41	426	12		(1,358)	(39)	463	14
Class R-5	5,591	160	1,573	43		(8,634)	(242)	(1,470)	(39)
Class R-6	1,632,681	45,411	882,912	24,039		(165,095)	(4,737)	2,350,498	64,713
Total net increase (decrease)	$3,261,987	91,596	$1,533,793	41,687		$(2,096,949)	(61,098)	$2,698,831	72,185

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $7,052,929,000 and $5,992,772,000, respectively, during the six months ended April 30, 2023.

40	American Funds Global Balanced Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimbursement[4]		Ratio of expenses to average net assets after reimbursement[3,4]		Ratio of net income to average net assets[3]
Class A:
4/30/2023[5,6]	$30.93	$.36	$3.19	$3.55	$(.22)	$—	$(.22)	$34.26	11.50%[7]	$5,176		.81%[8]		.81%[8]		2.21%[8]
10/31/2022	39.99	.59	(7.43)	(6.84)	(.58)	(1.64)	(2.22)	30.93	(17.99)	4,881		.81		.81		1.68
10/31/2021	33.54	.62	6.45	7.07	(.62)	—	(.62)	39.99	21.16	6,402		.82		.82		1.61
10/31/2020	32.93	.59	.50	1.09	(.48)	—	(.48)	33.54	3.36	5,282		.83		.83		1.76
10/31/2019	30.44	.71	2.43	3.14	(.65)	—	(.65)	32.93	10.40	5,422		.83		.83		2.24
10/31/2018	32.48	.70	(1.58)	(.88)	(.68)	(.48)	(1.16)	30.44	(2.85)	5,091		.84		.84		2.15
Class C:
4/30/2023[5,6]	30.85	.23	3.18	3.41	(.09)	—	(.09)	34.17	11.07 [7]	257		1.57	[8]	1.57	[8]	1.43	[8]
10/31/2022	39.91	.32	(7.41)	(7.09)	(.33)	(1.64)	(1.97)	30.85	(18.60)	266		1.55		1.55		.92
10/31/2021	33.47	.34	6.43	6.77	(.33)	—	(.33)	39.91	20.26	417		1.55		1.55		.87
10/31/2020	32.85	.35	.49	.84	(.22)	—	(.22)	33.47	2.58	401		1.57		1.57		1.07
10/31/2019	30.36	.47	2.42	2.89	(.40)	—	(.40)	32.85	9.57	576		1.59		1.59		1.48
10/31/2018	32.39	.45	(1.56)	(1.11)	(.44)	(.48)	(.92)	30.36	(3.58)	606		1.61		1.61		1.39
Class T:
4/30/2023[5,6]	30.87	.41	3.18	3.59	(.26)	—	(.26)	34.20	11.64 [7,9]	—	[10]	.51	[8,9]	.51	[8,9]	2.49	[8,9]
10/31/2022	39.93	.68	(7.43)	(6.75)	(.67)	(1.64)	(2.31)	30.87	(17.73)[9]	—	[10]	.54	[9]	.54	[9]	1.96	[9]
10/31/2021	33.49	.71	6.44	7.15	(.71)	—	(.71)	39.93	21.44 [9]	—	[10]	.56	[9]	.56	[9]	1.85	[9]
10/31/2020	32.91	.65	.49	1.14	(.56)	—	(.56)	33.49	3.55 [9]	—	[10]	.58	[9]	.58	[9]	1.97	[9]
10/31/2019	30.43	.78	2.43	3.21	(.73)	—	(.73)	32.91	10.65 [9]	—	[10]	.58	[9]	.58	[9]	2.45	[9]
10/31/2018	32.48	.76	(1.57)	(.81)	(.76)	(.48)	(1.24)	30.43	(2.67)[9]	—	[10]	.62	[9]	.62	[9]	2.34	[9]
Class F-1:
4/30/2023[5,6]	30.95	.36	3.18	3.54	(.21)	—	(.21)	34.28	11.46 [7]	107		.85	[8]	.85	[8]	2.17	[8]
10/31/2022	40.01	.57	(7.43)	(6.86)	(.56)	(1.64)	(2.20)	30.95	(18.02)	108		.85		.85		1.64
10/31/2021	33.55	.61	6.45	7.06	(.60)	—	(.60)	40.01	21.11	153		.85		.85		1.58
10/31/2020	32.95	.58	.49	1.07	(.47)	—	(.47)	33.55	3.33	150		.86		.86		1.75
10/31/2019	30.45	.70	2.43	3.13	(.63)	—	(.63)	32.95	10.37	175		.88		.88		2.18
10/31/2018	32.49	.69	(1.58)	(.89)	(.67)	(.48)	(1.15)	30.45	(2.90)	158		.89		.89		2.12
Class F-2:
4/30/2023[5,6]	30.94	.40	3.17	3.57	(.25)	—	(.25)	34.26	11.59 [7]	3,053		.59	[8]	.59	[8]	2.44	[8]
10/31/2022	40.01	.67	(7.44)	(6.77)	(.66)	(1.64)	(2.30)	30.94	(17.78)	2,750		.58		.58		1.93
10/31/2021	33.55	.72	6.45	7.17	(.71)	—	(.71)	40.01	21.45	3,121		.58		.58		1.86
10/31/2020	32.95	.67	.49	1.16	(.56)	—	(.56)	33.55	3.59	2,107		.59		.59		2.01
10/31/2019	30.46	.78	2.43	3.21	(.72)	—	(.72)	32.95	10.63	2,137		.61		.61		2.44
10/31/2018	32.50	.77	(1.57)	(.80)	(.76)	(.48)	(1.24)	30.46	(2.63)	1,602		.62		.62		2.38

Class F-3:
4/30/2023[5,6]	30.92	.42	3.17	3.59	(.27)	—	(.27)	34.24	11.66 [7]	888		.48	[8]	.48	[8]	2.55	[8]
10/31/2022	39.99	.71	(7.44)	(6.73)	(.70)	(1.64)	(2.34)	30.92	(17.70)	772		.48		.48		2.02
10/31/2021	33.53	.76	6.44	7.20	(.74)	—	(.74)	39.99	21.58	960		.48		.48		1.96
10/31/2020	32.93	.70	.49	1.19	(.59)	—	(.59)	33.53	3.71	673		.49		.49		2.11
10/31/2019	30.44	.81	2.43	3.24	(.75)	—	(.75)	32.93	10.75	647		.51		.51		2.54
10/31/2018	32.48	.80	(1.57)	(.77)	(.79)	(.48)	(1.27)	30.44	(2.54)	421		.52		.52		2.48
Class 529-A:
4/30/2023[5,6]	30.90	.35	3.19	3.54	(.21)	—	(.21)	34.23	11.45 [7]	300		.87	[8]	.87	[8]	2.16	[8]
10/31/2022	39.97	.58	(7.44)	(6.86)	(.57)	(1.64)	(2.21)	30.90	(17.99)	275		.84		.84		1.66
10/31/2021	33.52	.61	6.44	7.05	(.60)	—	(.60)	39.97	21.12	349		.85		.85		1.59
10/31/2020	32.91	.57	.51	1.08	(.47)	—	(.47)	33.52	3.34	287		.86		.86		1.72
10/31/2019	30.42	.69	2.43	3.12	(.63)	—	(.63)	32.91	10.34	266		.88		.88		2.19
10/31/2018	32.47	.68	(1.58)	(.90)	(.67)	(.48)	(1.15)	30.42	(2.93)	253		.89		.89		2.11

Refer to the end of the table for footnotes.

American Funds Global Balanced Fund	41

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimbursement[4]		Ratio of expenses to average net assets after reimbursement[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
4/30/2023[5,6]	$30.80	$.23	$3.17	$3.40	$(.08)	$—	$(.08)	$34.12	11.02%[7]	$18		1.63%[8]		1.63%[8]		1.38%[8]
10/31/2022	39.85	.30	(7.40)	(7.10)	(.31)	(1.64)	(1.95)	30.80	(18.62)	19		1.60		1.60		.87
10/31/2021	33.42	.32	6.42	6.74	(.31)	—	(.31)	39.85	20.24	31		1.59		1.59		.83
10/31/2020	32.79	.36	.47	.83	(.20)	—	(.20)	33.42	2.54	32		1.62		1.62		1.08
10/31/2019	30.31	.45	2.41	2.86	(.38)	—	(.38)	32.79	9.50	72		1.64		1.64		1.43
10/31/2018	32.34	.43	(1.57)	(1.14)	(.41)	(.48)	(.89)	30.31	(3.66)	75		1.66		1.66		1.33
Class 529-E:
4/30/2023[5,6]	30.88	.32	3.17	3.49	(.17)	—	(.17)	34.20	11.34 [7]	12		1.08	[8]	1.08	[8]	1.94	[8]
10/31/2022	39.93	.50	(7.42)	(6.92)	(.49)	(1.64)	(2.13)	30.88	(18.18)	11		1.07		1.07		1.43
10/31/2021	33.49	.53	6.43	6.96	(.52)	—	(.52)	39.93	20.85	15		1.07		1.07		1.37
10/31/2020	32.88	.51	.50	1.01	(.40)	—	(.40)	33.49	3.11	12		1.08		1.08		1.52
10/31/2019	30.39	.63	2.42	3.05	(.56)	—	(.56)	32.88	10.11	13		1.10		1.10		1.97
10/31/2018	32.43	.61	(1.57)	(.96)	(.60)	(.48)	(1.08)	30.39	(3.13)	14		1.12		1.12		1.88
Class 529-T:
4/30/2023[5,6]	30.87	.39	3.18	3.57	(.25)	—	(.25)	34.19	11.58 [7,9]	—	[10]	.60	[8,9]	.60	[8,9]	2.41	[8,9]
10/31/2022	39.93	.66	(7.42)	(6.76)	(.66)	(1.64)	(2.30)	30.87	(17.79)[9]	—	[10]	.59	[9]	.59	[9]	1.89	[9]
10/31/2021	33.49	.70	6.43	7.13	(.69)	—	(.69)	39.93	21.42 [9]	—	[10]	.61	[9]	.61	[9]	1.80	[9]
10/31/2020	32.91	.64	.49	1.13	(.55)	—	(.55)	33.49	3.50 [9]	—	[10]	.63	[9]	.63	[9]	1.92	[9]
10/31/2019	30.43	.75	2.44	3.19	(.71)	—	(.71)	32.91	10.57 [9]	—	[10]	.64	[9]	.64	[9]	2.37	[9]
10/31/2018	32.48	.75	(1.57)	(.82)	(.75)	(.48)	(1.23)	30.43	(2.71)[9]	—	[10]	.65	[9]	.65	[9]	2.31	[9]
Class 529-F-1:
4/30/2023[5,6]	30.92	.38	3.18	3.56	(.24)	—	(.24)	34.24	11.55 [7,9]	—	[10]	.68	[8,9]	.68	[8,9]	2.33	[8,9]
10/31/2022	39.98	.64	(7.43)	(6.79)	(.63)	(1.64)	(2.27)	30.92	(17.87)[9]	—	[10]	.67	[9]	.67	[9]	1.83	[9]
10/31/2021	33.53	.69	6.45	7.14	(.69)	—	(.69)	39.98	21.40 [9]	—	[10]	.65	[9]	.65	[9]	1.80	[9]
10/31/2020	32.93	.65	.50	1.15	(.55)	—	(.55)	33.53	3.56 [9]	—	[10]	.63	[9]	.63	[9]	1.96	[9]
10/31/2019	30.44	.77	2.42	3.19	(.70)	—	(.70)	32.93	10.60	35		.65		.65		2.42
10/31/2018	32.48	.75	(1.56)	(.81)	(.75)	(.48)	(1.23)	30.44	(2.67)	32		.66		.66		2.33
Class 529-F-2:
4/30/2023[5,6]	30.92	.41	3.18	3.59	(.26)	—	(.26)	34.25	11.61 [7]	42		.56	[8]	.56	[8]	2.47	[8]
10/31/2022	39.99	.67	(7.44)	(6.77)	(.66)	(1.64)	(2.30)	30.92	(17.78)	38		.57		.57		1.93
10/31/2021	33.54	.71	6.44	7.15	(.70)	—	(.70)	39.99	21.43	46		.60		.60		1.84
10/31/2020[5,11]	33.54	—	—	—	—	—	—	33.54	—	36		—		—		—
Class 529-F-3:
4/30/2023[5,6]	30.93	.40	3.18	3.58	(.26)	—	(.26)	34.25	11.61 [7]	—	[10]	.55	[8]	.55	[8]	2.46	[8]
10/31/2022	40.00	.69	(7.45)	(6.76)	(.67)	(1.64)	(2.31)	30.93	(17.75)	—	[10]	.54		.54		1.97
10/31/2021	33.54	.73	6.45	7.18	(.72)	—	(.72)	40.00	21.50	—	[10]	.59		.54		1.90
10/31/2020[5,11]	33.54	—	—	—	—	—	—	33.54	—	—	[10]	—		—		—
Class R-1:
4/30/2023[5,6]	30.87	.24	3.18	3.42	(.10)	—	(.10)	34.19	11.09 [7]	4		1.55	[8]	1.55	[8]	1.48	[8]
10/31/2022	39.92	.34	(7.42)	(7.08)	(.33)	(1.64)	(1.97)	30.87	(18.58)	3		1.52		1.52		.96
10/31/2021	33.49	.35	6.42	6.77	(.34)	—	(.34)	39.92	20.27	5		1.55		1.55		.90
10/31/2020	32.88	.34	.50	.84	(.23)	—	(.23)	33.49	2.56	5		1.59		1.59		1.01
10/31/2019	30.38	.47	2.42	2.89	(.39)	—	(.39)	32.88	9.57	5		1.61		1.61		1.47
10/31/2018	32.42	.44	(1.57)	(1.13)	(.43)	(.48)	(.91)	30.38	(3.62)	5		1.62		1.62		1.37

Refer to the end of the table for footnotes.

42	American Funds Global Balanced Fund

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimbursement[4]		Ratio of expenses to average net assets after reimbursement[3,4]		Ratio of net income to average net assets[3]
Class R-2:
4/30/2023[5,6]	$30.78	$.24	$3.17	$3.41	$(.10)	$—	$(.10)	$34.09	11.04%[7]	$42	1.56%[8]		1.56%[8]		1.46%[8]
10/31/2022	39.83	.33	(7.40)	(7.07)	(.34)	(1.64)	(1.98)	30.78	(18.58)	40	1.55		1.55		.96
10/31/2021	33.41	.34	6.42	6.76	(.34)	—	(.34)	39.83	20.26	51	1.56		1.56		.88
10/31/2020	32.80	.34	.50	.84	(.23)	—	(.23)	33.41	2.61	42	1.58		1.58		1.02
10/31/2019	30.33	.47	2.41	2.88	(.41)	—	(.41)	32.80	9.54	46	1.59		1.59		1.47
10/31/2018	32.37	.45	(1.57)	(1.12)	(.44)	(.48)	(.92)	30.33	(3.57)	44	1.60		1.60		1.39

Class R-2E:
4/30/2023[5,6]	30.84	.29	3.17	3.46	(.14)	—	(.14)	34.16	11.24 [7]	4	1.29	[8]	1.29	[8]	1.75	[8]
10/31/2022	39.89	.43	(7.43)	(7.00)	(.41)	(1.64)	(2.05)	30.84	(18.38)	3	1.28		1.28		1.24
10/31/2021	33.46	.45	6.43	6.88	(.45)	—	(.45)	39.89	20.59	3	1.28		1.28		1.17
10/31/2020	32.86	.43	.50	.93	(.33)	—	(.33)	33.46	2.86	3	1.30		1.30		1.31
10/31/2019	30.37	.56	2.43	2.99	(.50)	—	(.50)	32.86	9.92	3	1.30		1.30		1.75
10/31/2018	32.44	.56	(1.59)	(1.03)	(.56)	(.48)	(1.04)	30.37	(3.34)	2	1.31		1.31		1.75

Class R-3:
4/30/2023[5,6]	30.87	.31	3.18	3.49	(.17)	—	(.17)	34.19	11.29 [7]	54	1.12	[8]	1.12	[8]	1.91	[8]
10/31/2022	39.92	.48	(7.42)	(6.94)	(.47)	(1.64)	(2.11)	30.87	(18.21)	49	1.11		1.11		1.39
10/31/2021	33.48	.50	6.44	6.94	(.50)	—	(.50)	39.92	20.79	63	1.12		1.12		1.31
10/31/2020	32.87	.49	.50	.99	(.38)	—	(.38)	33.48	3.06	58	1.13		1.13		1.47
10/31/2019	30.39	.61	2.41	3.02	(.54)	—	(.54)	32.87	10.03	62	1.15		1.15		1.91
10/31/2018	32.43	.59	(1.57)	(.98)	(.58)	(.48)	(1.06)	30.39	(3.16)	57	1.16		1.16		1.83

Class R-4:
4/30/2023[5,6]	30.93	.36	3.18	3.54	(.22)	—	(.22)	34.25	11.46 [7]	42	.82	[8]	.82	[8]	2.20	[8]
10/31/2022	39.99	.59	(7.44)	(6.85)	(.57)	(1.64)	(2.21)	30.93	(17.97)	38	.81		.81		1.68
10/31/2021	33.53	.62	6.45	7.07	(.61)	—	(.61)	39.99	21.14	50	.82		.82		1.61
10/31/2020	32.93	.59	.49	1.08	(.48)	—	(.48)	33.53	3.36	43	.83		.83		1.77
10/31/2019	30.44	.70	2.43	3.13	(.64)	—	(.64)	32.93	10.37	49	.85		.85		2.21
10/31/2018	32.48	.69	(1.57)	(.88)	(.68)	(.48)	(1.16)	30.44	(2.87)	42	.86		.86		2.14

Class R-5E:
4/30/2023[5,6]	30.90	.40	3.17	3.57	(.25)	—	(.25)	34.22	11.57 [7]	7	.64	[8]	.64	[8]	2.41	[8]
10/31/2022	39.96	.65	(7.43)	(6.78)	(.64)	(1.64)	(2.28)	30.90	(17.82)	6	.63		.63		1.86
10/31/2021	33.51	.70	6.44	7.14	(.69)	—	(.69)	39.96	21.39	8	.63		.63		1.80
10/31/2020	32.92	.65	.48	1.13	(.54)	—	(.54)	33.51	3.55	4	.64		.64		1.95
10/31/2019	30.43	.76	2.44	3.20	(.71)	—	(.71)	32.92	10.58	3	.65		.65		2.38
10/31/2018	32.48	.73	(1.54)	(.81)	(.76)	(.48)	(1.24)	30.43	(2.66)	1	.65		.65		2.31

Class R-5:
4/30/2023[5,6]	30.97	.41	3.18	3.59	(.26)	—	(.26)	34.30	11.64 [7]	21	.53	[8]	.53	[8]	2.49	[8]
10/31/2022	40.05	.69	(7.45)	(6.76)	(.68)	(1.64)	(2.32)	30.97	(17.74)	20	.52		.52		1.96
10/31/2021	33.58	.75	6.45	7.20	(.73)	—	(.73)	40.05	21.49	27	.53		.53		1.93
10/31/2020	32.98	.68	.50	1.18	(.58)	—	(.58)	33.58	3.68	22	.54		.54		2.05
10/31/2019	30.48	.79	2.44	3.23	(.73)	—	(.73)	32.98	10.71	21	.56		.56		2.47
10/31/2018	32.53	.79	(1.59)	(.80)	(.77)	(.48)	(1.25)	30.48	(2.61)	22	.57		.57		2.43

Class R-6:
4/30/2023[5,6]	30.95	.42	3.18	3.60	(.27)	—	(.27)	34.28	11.68 [7]	14,919	.48	[8]	.48	[8]	2.55	[8]
10/31/2022	40.02	.71	(7.44)	(6.73)	(.70)	(1.64)	(2.34)	30.95	(17.71)	13,034	.48		.48		2.03
10/31/2021	33.56	.76	6.44	7.20	(.74)	—	(.74)	40.02	21.59	14,265	.48		.48		1.96
10/31/2020	32.96	.70	.49	1.19	(.59)	—	(.59)	33.56	3.71	11,295	.49		.49		2.11
10/31/2019	30.47	.81	2.43	3.24	(.75)	—	(.75)	32.96	10.74	10,683	.50		.50		2.55
10/31/2018	32.51	.80	(1.57)	(.77)	(.79)	(.48)	(1.27)	30.47	(2.53)	8,032	.52		.52		2.48

Refer to the end of the table for footnotes.

American Funds Global Balanced Fund	43

Financial highlights (continued)

	Six months ended	Year ended October 31,
Portfolio turnover rate for all share classes[12,13]	April 30, 2023[5,6,7]	2022	2021	2020	2019	2018
Excluding mortgage dollar roll transactions	21%	43%	56%	65%	44%	45%
Including mortgage dollar roll transactions	33%	61%	69%	83%	60%	59%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[13]	Refer to Note 5 for more information on mortgage dollar rolls.

Refer to the notes to financial statements.

44	American Funds Global Balanced Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2022, through April 30, 2023).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Global Balanced Fund	45

Expense example (continued)

	Beginning account value 11/1/2022	Ending account value 4/30/2023	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,114.99	$4.25	.81%
Class A – assumed 5% return	1,000.00	1,020.78	4.06	.81
Class C – actual return	1,000.00	1,110.66	8.22	1.57
Class C – assumed 5% return	1,000.00	1,017.01	7.85	1.57
Class T – actual return	1,000.00	1,116.36	2.68	.51
Class T – assumed 5% return	1,000.00	1,022.27	2.56	.51
Class F-1 – actual return	1,000.00	1,114.61	4.46	.85
Class F-1 – assumed 5% return	1,000.00	1,020.58	4.26	.85
Class F-2 – actual return	1,000.00	1,115.92	3.10	.59
Class F-2 – assumed 5% return	1,000.00	1,021.87	2.96	.59
Class F-3 – actual return	1,000.00	1,116.57	2.52	.48
Class F-3 – assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 529-A – actual return	1,000.00	1,114.46	4.56	.87
Class 529-A – assumed 5% return	1,000.00	1,020.48	4.36	.87
Class 529-C – actual return	1,000.00	1,110.20	8.53	1.63
Class 529-C – assumed 5% return	1,000.00	1,016.71	8.15	1.63
Class 529-E – actual return	1,000.00	1,113.38	5.66	1.08
Class 529-E – assumed 5% return	1,000.00	1,019.44	5.41	1.08
Class 529-T – actual return	1,000.00	1,115.76	3.15	.60
Class 529-T – assumed 5% return	1,000.00	1,021.82	3.01	.60
Class 529-F-1 – actual return	1,000.00	1,115.47	3.57	.68
Class 529-F-1 – assumed 5% return	1,000.00	1,021.42	3.41	.68
Class 529-F-2 – actual return	1,000.00	1,116.07	2.94	.56
Class 529-F-2 – assumed 5% return	1,000.00	1,022.02	2.81	.56
Class 529-F-3 – actual return	1,000.00	1,116.14	2.89	.55
Class 529-F-3 – assumed 5% return	1,000.00	1,022.07	2.76	.55
Class R-1 – actual return	1,000.00	1,110.87	8.11	1.55
Class R-1 – assumed 5% return	1,000.00	1,017.11	7.75	1.55
Class R-2 – actual return	1,000.00	1,110.45	8.16	1.56
Class R-2 – assumed 5% return	1,000.00	1,017.06	7.80	1.56
Class R-2E – actual return	1,000.00	1,112.39	6.76	1.29
Class R-2E – assumed 5% return	1,000.00	1,018.40	6.46	1.29
Class R-3 – actual return	1,000.00	1,112.88	5.87	1.12
Class R-3 – assumed 5% return	1,000.00	1,019.24	5.61	1.12
Class R-4 – actual return	1,000.00	1,114.63	4.30	.82
Class R-4 – assumed 5% return	1,000.00	1,020.73	4.11	.82
Class R-5E – actual return	1,000.00	1,115.74	3.36	.64
Class R-5E – assumed 5% return	1,000.00	1,021.62	3.21	.64
Class R-5 – actual return	1,000.00	1,116.40	2.78	.53
Class R-5 – assumed 5% return	1,000.00	1,022.17	2.66	.53
Class R-6 – actual return	1,000.00	1,116.77	2.52	.48
Class R-6 – assumed 5% return	1,000.00	1,022.41	2.41	.48

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

46	American Funds Global Balanced Fund

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) through January 31, 2024. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objectives. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2022. They generally placed greater emphasis on longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

American Funds Global Balanced Fund	47

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

48	American Funds Global Balanced Fund

Liquidity Risk Management Program	unaudited

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2021, through September 30, 2022. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

American Funds Global Balanced Fund	49

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50	American Funds Global Balanced Fund

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American Funds Global Balanced Fund	51

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

52	American Funds Global Balanced Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

American Funds Global Balanced Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds Global Balanced Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2023, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

American Funds Distributors, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity-focused funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.2 Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2022.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2022. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2022. Sixteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 62% of the time, based on the 20-year period ended December 31, 2022, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS GLOBAL BALANCED FUND

By __/s/ Herbert Y. Poon____________________
Herbert Y. Poon, Principal Executive Officer

Date: June 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Herbert Y. Poon_________________
Herbert Y. Poon, Principal Executive Officer

Date: June 30, 2023

By ___/s/ Hong T. Le __________
Hong T. Le, Treasurer and Principal Financial Officer

Date: June 30, 2023